UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class Z : FAOSX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.66%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	18.09%	10.29%	9.42%
MSCI EAFE Index	23.38%	12.58%	8.71%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.5
Financials	27.2
Information Technology	12.8
Materials	8.1
Consumer Discretionary	6.6
Health Care	5.4
Communication Services	5.3
Consumer Staples	3.9
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.3
United Kingdom - 15.3
United States - 14.7
Germany - 11.2
France - 10.0
Spain - 6.8
Italy - 5.0
Netherlands - 3.3
Switzerland - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	3.2
Banco Santander SA	2.8
Safran SA	2.7
Schneider Electric SE	2.6
Rolls-Royce Holdings PLC	2.6
SAP SE	2.5
Hoya Corp	2.1
CaixaBank SA	2.1
ASML Holding NV	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913820.101    2884-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class M : FAERX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.29%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	13.25%	8.82%	6.79%
Class M (without 3.50% sales charge)	17.36%	9.60%	7.17%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.5
Financials	27.2
Information Technology	12.8
Materials	8.1
Consumer Discretionary	6.6
Health Care	5.4
Communication Services	5.3
Consumer Staples	3.9
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.3
United Kingdom - 15.3
United States - 14.7
Germany - 11.2
France - 10.0
Spain - 6.8
Italy - 5.0
Netherlands - 3.3
Switzerland - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	3.2
Banco Santander SA	2.8
Safran SA	2.7
Schneider Electric SE	2.6
Rolls-Royce Holdings PLC	2.6
SAP SE	2.5
Hoya Corp	2.1
CaixaBank SA	2.1
ASML Holding NV	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913818.101    229-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class I : FAOIX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.78%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	17.95%	10.15%	7.72%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.5
Financials	27.2
Information Technology	12.8
Materials	8.1
Consumer Discretionary	6.6
Health Care	5.4
Communication Services	5.3
Consumer Staples	3.9
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.3
United Kingdom - 15.3
United States - 14.7
Germany - 11.2
France - 10.0
Spain - 6.8
Italy - 5.0
Netherlands - 3.3
Switzerland - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	3.2
Banco Santander SA	2.8
Safran SA	2.7
Schneider Electric SE	2.6
Rolls-Royce Holdings PLC	2.6
SAP SE	2.5
Hoya Corp	2.1
CaixaBank SA	2.1
ASML Holding NV	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913822.101    655-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class C : FAOCX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.82%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	15.72%	8.98%	6.71%
Class C	16.72%	8.98%	6.71%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.5
Financials	27.2
Information Technology	12.8
Materials	8.1
Consumer Discretionary	6.6
Health Care	5.4
Communication Services	5.3
Consumer Staples	3.9
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.3
United Kingdom - 15.3
United States - 14.7
Germany - 11.2
France - 10.0
Spain - 6.8
Italy - 5.0
Netherlands - 3.3
Switzerland - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	3.2
Banco Santander SA	2.8
Safran SA	2.7
Schneider Electric SE	2.6
Rolls-Royce Holdings PLC	2.6
SAP SE	2.5
Hoya Corp	2.1
CaixaBank SA	2.1
ASML Holding NV	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913821.101    485-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class Z : FIDZX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 84	0.78%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	17.23%	9.23%	11.14%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	8.49%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.6
Financials	23.6
Information Technology	16.0
Consumer Discretionary	8.8
Materials	8.2
Communication Services	7.9
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.6
Germany - 11.4
United Kingdom - 9.4
India - 9.0
Japan - 7.3
Canada - 6.9
Taiwan - 5.7
China - 5.2
France - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.7
Tencent Holdings Ltd	3.4
Hitachi Ltd	2.6
Schneider Electric SE	2.3
SAP SE	2.2
Rolls-Royce Holdings PLC	2.1
Iberdrola SA	2.0
Safran SA	1.9
Mitsubishi Heavy Industries Ltd	1.9
Prosus NV Class N	1.8
25.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913825.101    2886-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class M : FIATX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 151	1.39%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	12.43%	7.77%	8.64%
Class M (without 3.50% sales charge)	16.50%	8.54%	9.03%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.6
Financials	23.6
Information Technology	16.0
Consumer Discretionary	8.8
Materials	8.2
Communication Services	7.9
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.6
Germany - 11.4
United Kingdom - 9.4
India - 9.0
Japan - 7.3
Canada - 6.9
Taiwan - 5.7
China - 5.2
France - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.7
Tencent Holdings Ltd	3.4
Hitachi Ltd	2.6
Schneider Electric SE	2.3
SAP SE	2.2
Rolls-Royce Holdings PLC	2.1
Iberdrola SA	2.0
Safran SA	1.9
Mitsubishi Heavy Industries Ltd	1.9
Prosus NV Class N	1.8
25.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913827.101    292-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class I : FCPIX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.89%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	17.10%	9.10%	9.59%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.6
Financials	23.6
Information Technology	16.0
Consumer Discretionary	8.8
Materials	8.2
Communication Services	7.9
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.6
Germany - 11.4
United Kingdom - 9.4
India - 9.0
Japan - 7.3
Canada - 6.9
Taiwan - 5.7
China - 5.2
France - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.7
Tencent Holdings Ltd	3.4
Hitachi Ltd	2.6
Schneider Electric SE	2.3
SAP SE	2.2
Rolls-Royce Holdings PLC	2.1
Iberdrola SA	2.0
Safran SA	1.9
Mitsubishi Heavy Industries Ltd	1.9
Prosus NV Class N	1.8
25.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913826.101    291-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class C : FCPCX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 204	1.89%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	14.92%	8.00%	8.65%
Class C	15.92%	8.00%	8.65%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.6
Financials	23.6
Information Technology	16.0
Consumer Discretionary	8.8
Materials	8.2
Communication Services	7.9
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.6
Germany - 11.4
United Kingdom - 9.4
India - 9.0
Japan - 7.3
Canada - 6.9
Taiwan - 5.7
China - 5.2
France - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.7
Tencent Holdings Ltd	3.4
Hitachi Ltd	2.6
Schneider Electric SE	2.3
SAP SE	2.2
Rolls-Royce Holdings PLC	2.1
Iberdrola SA	2.0
Safran SA	1.9
Mitsubishi Heavy Industries Ltd	1.9
Prosus NV Class N	1.8
25.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913823.101    281-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class A : FCPAX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 124	1.14%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	10.10%	7.53%	8.66%
Class A (without 5.75% sales charge)	16.81%	8.82%	9.31%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.6
Financials	23.6
Information Technology	16.0
Consumer Discretionary	8.8
Materials	8.2
Communication Services	7.9
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.6
Germany - 11.4
United Kingdom - 9.4
India - 9.0
Japan - 7.3
Canada - 6.9
Taiwan - 5.7
China - 5.2
France - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.7
Tencent Holdings Ltd	3.4
Hitachi Ltd	2.6
Schneider Electric SE	2.3
SAP SE	2.2
Rolls-Royce Holdings PLC	2.1
Iberdrola SA	2.0
Safran SA	1.9
Mitsubishi Heavy Industries Ltd	1.9
Prosus NV Class N	1.8
25.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913824.101    288-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class M : FGETX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.55%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.67%	13.33%	10.68%
Class M (without 3.50% sales charge)	20.90%	14.14%	11.08%
MSCI ACWI (All Country World Index) Index	23.03%	14.99%	11.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.8
Financials	22.4
Industrials	12.6
Communication Services	12.6
Consumer Discretionary	6.2
Energy	2.4
Materials	1.7
Health Care	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.7
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 70.0
Taiwan - 4.4
China - 4.0
Japan - 3.7
Canada - 3.5
Korea (South) - 2.3
United Kingdom - 1.7
Denmark - 1.6
Italy - 1.6
Others - 7.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Amazon.com Inc	4.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.4
Meta Platforms Inc Class A	3.2
Apple Inc	3.0
Amphenol Corp Class A	2.9
JPMorgan Chase & Co	2.8
Hitachi Ltd	2.7
42.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913904.101    755-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class I : FEUIX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 116	1.05%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.48%	14.78%	11.70%
MSCI ACWI (All Country World Index) Index	23.03%	14.99%	11.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.8
Financials	22.4
Industrials	12.6
Communication Services	12.6
Consumer Discretionary	6.2
Energy	2.4
Materials	1.7
Health Care	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.7
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 70.0
Taiwan - 4.4
China - 4.0
Japan - 3.7
Canada - 3.5
Korea (South) - 2.3
United Kingdom - 1.7
Denmark - 1.6
Italy - 1.6
Others - 7.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Amazon.com Inc	4.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.4
Meta Platforms Inc Class A	3.2
Apple Inc	3.0
Amphenol Corp Class A	2.9
JPMorgan Chase & Co	2.8
Hitachi Ltd	2.7
42.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913903.101    754-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class C : FEUCX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 225	2.05%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.26%	13.56%	10.69%
Class C	20.26%	13.56%	10.69%
MSCI ACWI (All Country World Index) Index	23.03%	14.99%	11.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.8
Financials	22.4
Industrials	12.6
Communication Services	12.6
Consumer Discretionary	6.2
Energy	2.4
Materials	1.7
Health Care	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.7
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 70.0
Taiwan - 4.4
China - 4.0
Japan - 3.7
Canada - 3.5
Korea (South) - 2.3
United Kingdom - 1.7
Denmark - 1.6
Italy - 1.6
Others - 7.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Amazon.com Inc	4.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.4
Meta Platforms Inc Class A	3.2
Apple Inc	3.0
Amphenol Corp Class A	2.9
JPMorgan Chase & Co	2.8
Hitachi Ltd	2.7
42.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913902.101    753-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class A : FGEAX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 144	1.30%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.19%	13.08%	10.70%
Class A (without 5.75% sales charge)	21.16%	14.43%	11.36%
MSCI ACWI (All Country World Index) Index	23.03%	14.99%	11.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.8
Financials	22.4
Industrials	12.6
Communication Services	12.6
Consumer Discretionary	6.2
Energy	2.4
Materials	1.7
Health Care	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.7
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 70.0
Taiwan - 4.4
China - 4.0
Japan - 3.7
Canada - 3.5
Korea (South) - 2.3
United Kingdom - 1.7
Denmark - 1.6
Italy - 1.6
Others - 7.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Amazon.com Inc	4.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.4
Meta Platforms Inc Class A	3.2
Apple Inc	3.0
Amphenol Corp Class A	2.9
JPMorgan Chase & Co	2.8
Hitachi Ltd	2.7
42.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913901.101    751-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class Z : FZAEX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 93	0.80%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	31.54%	9.00%	10.13%
MSCI Emerging Markets Index	27.88%	7.47%	7.71%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	23.2
Consumer Discretionary	12.8
Communication Services	11.9
Industrials	8.7
Materials	8.0
Consumer Staples	4.6
Health Care	2.9
Energy	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.5
Taiwan - 15.5
Korea (South) - 11.2
India - 8.3
Mexico - 7.4
South Africa - 4.0
Greece - 3.2
Brazil - 3.1
United States - 2.6
Others - 15.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.3
Samsung Electronics Co Ltd	8.7
Tencent Holdings Ltd	8.3
Wal-Mart de Mexico SAB de CV Series V	3.4
China Life Insurance Co Ltd H Shares	2.6
PDD Holdings Inc Class A ADR	2.6
MediaTek Inc	2.4
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.4
Alibaba Group Holding Ltd ADR	2.4
Larsen & Toubro Ltd	2.3
44.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913924.101    2530-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class M : FTMKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.42%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	26.14%	7.49%	8.95%
Class M (without 3.50% sales charge)	30.71%	8.26%	9.34%
MSCI Emerging Markets Index	27.88%	7.47%	7.71%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	23.2
Consumer Discretionary	12.8
Communication Services	11.9
Industrials	8.7
Materials	8.0
Consumer Staples	4.6
Health Care	2.9
Energy	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.5
Taiwan - 15.5
Korea (South) - 11.2
India - 8.3
Mexico - 7.4
South Africa - 4.0
Greece - 3.2
Brazil - 3.1
United States - 2.6
Others - 15.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.3
Samsung Electronics Co Ltd	8.7
Tencent Holdings Ltd	8.3
Wal-Mart de Mexico SAB de CV Series V	3.4
China Life Insurance Co Ltd H Shares	2.6
PDD Holdings Inc Class A ADR	2.6
MediaTek Inc	2.4
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.4
Alibaba Group Holding Ltd ADR	2.4
Larsen & Toubro Ltd	2.3
44.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913922.101    1289-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class I : FIMKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 106	0.91%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	31.39%	8.86%	9.98%
MSCI Emerging Markets Index	27.88%	7.47%	7.71%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	23.2
Consumer Discretionary	12.8
Communication Services	11.9
Industrials	8.7
Materials	8.0
Consumer Staples	4.6
Health Care	2.9
Energy	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.5
Taiwan - 15.5
Korea (South) - 11.2
India - 8.3
Mexico - 7.4
South Africa - 4.0
Greece - 3.2
Brazil - 3.1
United States - 2.6
Others - 15.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.3
Samsung Electronics Co Ltd	8.7
Tencent Holdings Ltd	8.3
Wal-Mart de Mexico SAB de CV Series V	3.4
China Life Insurance Co Ltd H Shares	2.6
PDD Holdings Inc Class A ADR	2.6
MediaTek Inc	2.4
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.4
Alibaba Group Holding Ltd ADR	2.4
Larsen & Toubro Ltd	2.3
44.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913923.101    1290-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class C : FMCKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 221	1.92%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	29.09%	7.72%	8.96%
Class C	30.09%	7.72%	8.96%
MSCI Emerging Markets Index	27.88%	7.47%	7.71%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	23.2
Consumer Discretionary	12.8
Communication Services	11.9
Industrials	8.7
Materials	8.0
Consumer Staples	4.6
Health Care	2.9
Energy	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.5
Taiwan - 15.5
Korea (South) - 11.2
India - 8.3
Mexico - 7.4
South Africa - 4.0
Greece - 3.2
Brazil - 3.1
United States - 2.6
Others - 15.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.3
Samsung Electronics Co Ltd	8.7
Tencent Holdings Ltd	8.3
Wal-Mart de Mexico SAB de CV Series V	3.4
China Life Insurance Co Ltd H Shares	2.6
PDD Holdings Inc Class A ADR	2.6
MediaTek Inc	2.4
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.4
Alibaba Group Holding Ltd ADR	2.4
Larsen & Toubro Ltd	2.3
44.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913921.101    1288-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class A : FAMKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 135	1.17%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	23.52%	7.27%	8.99%
Class A (without 5.75% sales charge)	31.06%	8.55%	9.64%
MSCI Emerging Markets Index	27.88%	7.47%	7.71%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	23.2
Consumer Discretionary	12.8
Communication Services	11.9
Industrials	8.7
Materials	8.0
Consumer Staples	4.6
Health Care	2.9
Energy	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.5
Taiwan - 15.5
Korea (South) - 11.2
India - 8.3
Mexico - 7.4
South Africa - 4.0
Greece - 3.2
Brazil - 3.1
United States - 2.6
Others - 15.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.3
Samsung Electronics Co Ltd	8.7
Tencent Holdings Ltd	8.3
Wal-Mart de Mexico SAB de CV Series V	3.4
China Life Insurance Co Ltd H Shares	2.6
PDD Holdings Inc Class A ADR	2.6
MediaTek Inc	2.4
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.4
Alibaba Group Holding Ltd ADR	2.4
Larsen & Toubro Ltd	2.3
44.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913920.101    1286-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class Z : FIQPX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 94	0.80%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	35.80%	7.13%	13.45%
MSCI AC (All Country) Asia ex Japan Index	28.35%	6.78%	7.37%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.0
Financials	17.4
Consumer Discretionary	15.7
Communication Services	12.2
Industrials	10.3
Health Care	6.9
Materials	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 39.3
Taiwan - 19.1
India - 16.5
Korea (South) - 13.9
Hong Kong - 4.0
Indonesia - 2.2
Singapore - 1.7
United States - 1.6
Philippines - 1.1
South Africa - 0.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Tencent Holdings Ltd	8.2
SK Hynix Inc	4.3
PDD Holdings Inc Class A ADR	4.1
Alibaba Group Holding Ltd	3.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
WuXi XDC Cayman Inc	2.6
Samsung Electronics Co Ltd	2.4
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd/Gandhinagar	2.2
43.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913905.101    3274-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class M : FEATX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.45%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	30.20%	5.66%	11.43%
Class M (without 3.50% sales charge)	34.92%	6.42%	11.83%
MSCI AC (All Country) Asia ex Japan Index	28.35%	6.78%	8.14%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.0
Financials	17.4
Consumer Discretionary	15.7
Communication Services	12.2
Industrials	10.3
Health Care	6.9
Materials	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 39.3
Taiwan - 19.1
India - 16.5
Korea (South) - 13.9
Hong Kong - 4.0
Indonesia - 2.2
Singapore - 1.7
United States - 1.6
Philippines - 1.1
South Africa - 0.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Tencent Holdings Ltd	8.2
SK Hynix Inc	4.3
PDD Holdings Inc Class A ADR	4.1
Alibaba Group Holding Ltd	3.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
WuXi XDC Cayman Inc	2.6
Samsung Electronics Co Ltd	2.4
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd/Gandhinagar	2.2
43.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913909.101    760-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class I : FERIX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 110	0.93%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	35.63%	6.99%	12.46%
MSCI AC (All Country) Asia ex Japan Index	28.35%	6.78%	8.14%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.0
Financials	17.4
Consumer Discretionary	15.7
Communication Services	12.2
Industrials	10.3
Health Care	6.9
Materials	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 39.3
Taiwan - 19.1
India - 16.5
Korea (South) - 13.9
Hong Kong - 4.0
Indonesia - 2.2
Singapore - 1.7
United States - 1.6
Philippines - 1.1
South Africa - 0.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Tencent Holdings Ltd	8.2
SK Hynix Inc	4.3
PDD Holdings Inc Class A ADR	4.1
Alibaba Group Holding Ltd	3.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
WuXi XDC Cayman Inc	2.6
Samsung Electronics Co Ltd	2.4
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd/Gandhinagar	2.2
43.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913908.101    759-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class C : FERCX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 228	1.95%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	33.27%	5.91%	11.47%
Class C	34.27%	5.91%	11.47%
MSCI AC (All Country) Asia ex Japan Index	28.35%	6.78%	8.14%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.0
Financials	17.4
Consumer Discretionary	15.7
Communication Services	12.2
Industrials	10.3
Health Care	6.9
Materials	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 39.3
Taiwan - 19.1
India - 16.5
Korea (South) - 13.9
Hong Kong - 4.0
Indonesia - 2.2
Singapore - 1.7
United States - 1.6
Philippines - 1.1
South Africa - 0.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Tencent Holdings Ltd	8.2
SK Hynix Inc	4.3
PDD Holdings Inc Class A ADR	4.1
Alibaba Group Holding Ltd	3.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
WuXi XDC Cayman Inc	2.6
Samsung Electronics Co Ltd	2.4
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd/Gandhinagar	2.2
43.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913907.101    758-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class A : FEAAX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 142	1.20%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	27.48%	5.44%	11.48%
Class A (without 5.75% sales charge)	35.25%	6.69%	12.14%
MSCI AC (All Country) Asia ex Japan Index	28.35%	6.78%	8.14%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.0
Financials	17.4
Consumer Discretionary	15.7
Communication Services	12.2
Industrials	10.3
Health Care	6.9
Materials	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 39.3
Taiwan - 19.1
India - 16.5
Korea (South) - 13.9
Hong Kong - 4.0
Indonesia - 2.2
Singapore - 1.7
United States - 1.6
Philippines - 1.1
South Africa - 0.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Tencent Holdings Ltd	8.2
SK Hynix Inc	4.3
PDD Holdings Inc Class A ADR	4.1
Alibaba Group Holding Ltd	3.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
WuXi XDC Cayman Inc	2.6
Samsung Electronics Co Ltd	2.4
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd/Gandhinagar	2.2
43.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913906.101    756-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class Z : FZABX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.72%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	21.46%	9.42%	8.13%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	24.5
Information Technology	14.4
Consumer Discretionary	8.0
Materials	7.9
Health Care	6.9
Energy	3.3
Communication Services	2.6
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.8
United Kingdom - 15.1
Germany - 12.2
United States - 11.5
France - 7.9
Italy - 4.2
Canada - 4.1
Spain - 3.8
Netherlands - 3.4
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
Rolls-Royce Holdings PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
SAP SE	2.1
Banco Santander SA	2.1
ASML Holding NV depository receipt	1.8
Lloyds Banking Group PLC	1.8
Mitsubishi Heavy Industries Ltd	1.8
Allianz SE	1.7
Advantest Corp	1.6
20.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913896.101    2527-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class M : FADIX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 150	1.36%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.47%	7.93%	7.02%
Class M (without 3.50% sales charge)	20.70%	8.70%	7.40%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	24.5
Information Technology	14.4
Consumer Discretionary	8.0
Materials	7.9
Health Care	6.9
Energy	3.3
Communication Services	2.6
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.8
United Kingdom - 15.1
Germany - 12.2
United States - 11.5
France - 7.9
Italy - 4.2
Canada - 4.1
Spain - 3.8
Netherlands - 3.4
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
Rolls-Royce Holdings PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
SAP SE	2.1
Banco Santander SA	2.1
ASML Holding NV depository receipt	1.8
Lloyds Banking Group PLC	1.8
Mitsubishi Heavy Industries Ltd	1.8
Allianz SE	1.7
Advantest Corp	1.6
20.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913900.101    735-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class I : FDVIX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 95	0.86%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.32%	9.26%	7.96%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	24.5
Information Technology	14.4
Consumer Discretionary	8.0
Materials	7.9
Health Care	6.9
Energy	3.3
Communication Services	2.6
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.8
United Kingdom - 15.1
Germany - 12.2
United States - 11.5
France - 7.9
Italy - 4.2
Canada - 4.1
Spain - 3.8
Netherlands - 3.4
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
Rolls-Royce Holdings PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
SAP SE	2.1
Banco Santander SA	2.1
ASML Holding NV depository receipt	1.8
Lloyds Banking Group PLC	1.8
Mitsubishi Heavy Industries Ltd	1.8
Allianz SE	1.7
Advantest Corp	1.6
20.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913899.101    734-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class C : FADCX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 205	1.86%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.11%	8.14%	7.01%
Class C	20.11%	8.14%	7.01%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	24.5
Information Technology	14.4
Consumer Discretionary	8.0
Materials	7.9
Health Care	6.9
Energy	3.3
Communication Services	2.6
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.8
United Kingdom - 15.1
Germany - 12.2
United States - 11.5
France - 7.9
Italy - 4.2
Canada - 4.1
Spain - 3.8
Netherlands - 3.4
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
Rolls-Royce Holdings PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
SAP SE	2.1
Banco Santander SA	2.1
ASML Holding NV depository receipt	1.8
Lloyds Banking Group PLC	1.8
Mitsubishi Heavy Industries Ltd	1.8
Allianz SE	1.7
Advantest Corp	1.6
20.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913898.101    733-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class A : FDVAX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.11%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.05%	7.71%	7.05%
Class A (without 5.75% sales charge)	21.01%	8.99%	7.68%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Industrials	24.5
Information Technology	14.4
Consumer Discretionary	8.0
Materials	7.9
Health Care	6.9
Energy	3.3
Communication Services	2.6
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.8
United Kingdom - 15.1
Germany - 12.2
United States - 11.5
France - 7.9
Italy - 4.2
Canada - 4.1
Spain - 3.8
Netherlands - 3.4
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
Rolls-Royce Holdings PLC	2.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
SAP SE	2.1
Banco Santander SA	2.1
ASML Holding NV depository receipt	1.8
Lloyds Banking Group PLC	1.8
Mitsubishi Heavy Industries Ltd	1.8
Allianz SE	1.7
Advantest Corp	1.6
20.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913897.101    731-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity® International Capital Appreciation Fund : FICQX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period July 17, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund A	$ 24	0.83%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.6
Financials	23.6
Information Technology	16.0
Consumer Discretionary	8.8
Materials	8.2
Communication Services	7.9
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.6
Germany - 11.4
United Kingdom - 9.4
India - 9.0
Japan - 7.3
Canada - 6.9
Taiwan - 5.7
China - 5.2
France - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.7
Tencent Holdings Ltd	3.4
Hitachi Ltd	2.6
Schneider Electric SE	2.3
SAP SE	2.2
Rolls-Royce Holdings PLC	2.1
Iberdrola SA	2.0
Safran SA	1.9
Mitsubishi Heavy Industries Ltd	1.9
Prosus NV Class N	1.8
25.9
How has the Fund changed?

This is a summary of certain changes to the Fund since July 17, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919122.100    7615-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class A : FAOAX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 116	1.07%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	10.86%	8.53%	6.76%
Class A (without 5.75% sales charge)	17.62%	9.83%	7.40%
MSCI EAFE Index	23.38%	12.58%	7.72%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.5
Financials	27.2
Information Technology	12.8
Materials	8.1
Consumer Discretionary	6.6
Health Care	5.4
Communication Services	5.3
Consumer Staples	3.9
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.3
United Kingdom - 15.3
United States - 14.7
Germany - 11.2
France - 10.0
Spain - 6.8
Italy - 5.0
Netherlands - 3.3
Switzerland - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	3.2
Banco Santander SA	2.8
Safran SA	2.7
Schneider Electric SE	2.6
Rolls-Royce Holdings PLC	2.6
SAP SE	2.5
Hoya Corp	2.1
CaixaBank SA	2.1
ASML Holding NV	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913819.101    252-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Focused Emerging Markets Fund and Fidelity Advisor International Capital Appreciation Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Focused Emerging Markets Fund	$43,400	$-	$8,000	$600
Fidelity Advisor International Capital Appreciation Fund	$61,100	$-	$8,000	$700

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Focused Emerging Markets Fund	$41,900	$-	$12,300	$1,000
Fidelity Advisor International Capital Appreciation Fund	$50,800	$-	$12,000	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund, Fidelity Advisor Global Capital Appreciation Fund and Fidelity Advisor Overseas Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Diversified International Fund	$54,300	$3,000	$9,500	$1,000
Fidelity Advisor Emerging Asia Fund	$59,800	$3,300	$5,800	$1,100
Fidelity Advisor Global Capital Appreciation Fund	$50,400	$2,900	$5,800	$900
Fidelity Advisor Overseas Fund	$64,500	$3,300	$6,100	$1,100

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Diversified International Fund	$55,100	$4,700	$19,200	$1,600
Fidelity Advisor Emerging Asia Fund	$57,700	$5,200	$13,100	$1,800
Fidelity Advisor Global Capital Appreciation Fund	$49,000	$4,600	$13,100	$1,600
Fidelity Advisor Overseas Fund	$57,800	$5,300	$13,400	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025A	October 31, 2024A
Deloitte Entities	$2,449,500	$3,375,500
PwC	$13,798,200	$15,438,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Overseas Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Overseas Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
JTC PLC (a)(b)	129,400	2,216,706
BELGIUM - 1.2%
Financials - 1.2%
Banks - 1.2%
KBC Group NV	46,375	5,572,595
CANADA - 0.8%
Information Technology - 0.8%
Software - 0.8%
Constellation Software Inc/Canada	1,380	3,631,736
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,780	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	9,741	232,664

TOTAL CANADA		3,864,400
CHINA - 1.5%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	87,700	7,123,675
DENMARK - 2.4%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	23,500	1,156,945
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	35,800	7,597,682
Materials - 0.5%
Chemicals - 0.5%
Novonesis Novozymes B Series B	37,730	2,254,849
TOTAL DENMARK		11,009,476
FRANCE - 10.0%
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 0.7%
Accor SA	60,800	3,094,081
Textiles, Apparel & Luxury Goods - 1.7%
Hermes International SCA	2,127	5,268,675
LVMH Moet Hennessy Louis Vuitton SE	3,700	2,615,246
		7,883,921
TOTAL CONSUMER DISCRETIONARY		10,978,002

Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	54,800	4,839,752
Industrials - 4.3%
Aerospace & Defense - 4.3%
Safran SA	35,300	12,542,744
Thales SA	26,400	7,528,036
		20,070,780
Information Technology - 0.4%
IT Services - 0.4%
Alten SA	20,075	1,653,314
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	45,411	8,788,796
TOTAL FRANCE		46,330,644
GERMANY - 11.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	168,219	5,210,615
Financials - 5.0%
Capital Markets - 1.6%
Deutsche Boerse AG	29,003	7,344,725
Insurance - 3.4%
Allianz SE	21,523	8,648,842
Hannover Rueck SE	24,829	7,080,377
		15,729,219
TOTAL FINANCIALS		23,073,944

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	59,200	3,413,209
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	10,100	4,401,751
Information Technology - 2.5%
Software - 2.5%
SAP SE	44,300	11,521,213
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	19,300	4,527,851
TOTAL GERMANY		52,148,583
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd/Gandhinagar	370,968	4,126,139
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	7,589,100	3,885,559
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	54,600	4,084,461
ITALY - 5.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	73,100	1,801,451
Financials - 3.6%
Banks - 3.6%
FinecoBank Banca Fineco SpA	219,863	5,020,351
Intesa Sanpaolo SpA	836,500	5,391,531
UniCredit SpA	86,089	6,374,607
		16,786,489
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(b)(c)	28,462	141,069
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	64,520	3,830,002
TOTAL HEALTH CARE		3,971,071

Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	18,000	927,422
TOTAL ITALY		23,486,433
JAPAN - 17.3%
Communication Services - 2.4%
Entertainment - 2.4%
Capcom Co Ltd	109,900	2,869,832
Nintendo Co Ltd	95,100	8,111,069
		10,980,901
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	10,500	512,020
Consumer Staples - 1.7%
Food Products - 1.7%
Ajinomoto Co Inc	279,300	7,925,371
Financials - 1.9%
Insurance - 1.9%
Tokio Marine Holdings Inc	234,989	8,763,491
Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
Hoya Corp	61,231	9,966,775
Industrials - 6.4%
Industrial Conglomerates - 3.2%
Hitachi Ltd	420,900	14,524,341
Machinery - 2.6%
Ebara Corp	106,700	2,860,150
Mitsubishi Heavy Industries Ltd	307,200	9,274,271
		12,134,421
Professional Services - 0.6%
BayCurrent Inc	64,900	2,975,268
TOTAL INDUSTRIALS		29,634,030

Information Technology - 2.8%
IT Services - 0.3%
TIS Inc	42,727	1,473,584
Semiconductors & Semiconductor Equipment - 1.6%
Advantest Corp	47,800	7,157,850
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	184,400	4,273,782
TOTAL INFORMATION TECHNOLOGY		12,905,216

TOTAL JAPAN		80,687,804
NETHERLANDS - 3.3%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
IMCD NV	11,750	1,218,656
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	7,005	4,537,764
ASML Holding NV	9,238	9,776,095
		14,313,859
TOTAL NETHERLANDS		15,532,515
SINGAPORE - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Sea Ltd Class A ADR (c)	23,100	3,609,375
SPAIN - 6.8%
Financials - 4.9%
Banks - 4.9%
Banco Santander SA	1,255,300	12,770,530
CaixaBank SA	925,500	9,782,301
		22,552,831
Utilities - 1.9%
Electric Utilities - 1.9%
Iberdrola SA	447,300	9,065,092
TOTAL SPAIN		31,617,923
SWEDEN - 1.9%
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
AddLife AB B Shares	124,837	2,699,036
Industrials - 1.3%
Building Products - 0.3%
Assa Abloy AB B Shares	36,039	1,358,114
Machinery - 1.0%
Indutrade AB	179,625	4,802,480
TOTAL INDUSTRIALS		6,160,594

Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	7,253	152,322
TOTAL SWEDEN		9,011,952
SWITZERLAND - 2.6%
Financials - 2.3%
Capital Markets - 0.6%
Partners Group Holding AG	2,460	3,003,049
Insurance - 1.7%
Zurich Insurance Group AG	10,761	7,483,969
TOTAL FINANCIALS		10,487,018

Health Care - 0.3%
Pharmaceuticals - 0.3%
Galderma Group AG	8,520	1,572,190
TOTAL SWITZERLAND		12,059,208
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	198,300	9,578,197
UNITED KINGDOM - 15.3%
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 3.0%
Compass Group PLC	254,754	8,432,317
InterContinental Hotels Group PLC	45,528	5,491,919
		13,924,236
Consumer Staples - 1.2%
Tobacco - 1.2%
British American Tobacco PLC	107,000	5,480,064
Financials - 3.9%
Banks - 2.0%
NatWest Group PLC	1,182,900	9,106,576
Capital Markets - 1.9%
3i Group PLC	153,600	8,888,927
TOTAL FINANCIALS		17,995,503

Industrials - 6.1%
Aerospace & Defense - 3.6%
BAE Systems PLC	195,600	4,818,310
Rolls-Royce Holdings PLC	783,700	12,060,210
		16,878,520
Professional Services - 1.6%
Intertek Group PLC	43,600	2,901,096
RELX PLC	98,461	4,351,622
		7,252,718
Trading Companies & Distributors - 0.9%
Diploma PLC	55,667	4,102,578
TOTAL INDUSTRIALS		28,233,816

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	114,567	5,336,966
TOTAL UNITED KINGDOM		70,970,585
UNITED STATES - 13.4%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	2,200	1,441,703
Financials - 2.2%
Capital Markets - 0.1%
S&P Global Inc	625	304,506
Financial Services - 0.9%
Visa Inc Class A	11,900	4,054,806
Insurance - 1.2%
Marsh & McLennan Cos Inc	32,630	5,813,035
TOTAL FINANCIALS		10,172,347

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Alcon AG	38,330	2,848,256
Industrials - 5.6%
Building Products - 0.5%
Trane Technologies PLC	5,200	2,332,980
Commercial Services & Supplies - 1.4%
Waste Connections Inc	39,500	6,624,498
Electrical Equipment - 2.6%
Schneider Electric SE	42,400	12,081,030
Professional Services - 1.1%
Experian PLC	109,900	5,126,307
TOTAL INDUSTRIALS		26,164,815

Materials - 4.7%
Chemicals - 1.4%
Linde PLC	15,034	6,288,722
Construction Materials - 3.3%
Amrize Ltd	45,640	2,352,466
CRH PLC	56,900	6,776,791
Holcim AG	71,440	6,351,104
		15,480,361
TOTAL MATERIALS		21,769,083

TOTAL UNITED STATES		62,396,204
TOTAL COMMON STOCKS (Cost $312,255,898)		459,312,434

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $312,255,898)	459,312,434
NET OTHER ASSETS (LIABILITIES) - 1.3%	5,966,256
NET ASSETS - 100.0%	465,278,690

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,590,439 or 0.6% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,357,775 or 0.5% of net assets.

(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,322 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	479,693

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,788,487	112,424,188	118,212,698	284,105	23	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	141,774	12,088,604	12,230,378	9,847	-	-	-	-	0.0%
Total	5,930,261	124,512,792	130,443,076	293,952	23	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,756,894	1,441,703	23,315,191	-
Consumer Discretionary	30,825,084	14,285,602	16,539,482	-
Consumer Staples	18,245,187	7,925,371	10,319,816	-
Financials	125,632,622	49,962,094	75,670,528	-
Health Care	25,627,482	24,470,537	1,156,945	-
Industrials	128,494,007	59,353,363	69,140,644	-
Information Technology	59,325,487	26,642,123	32,531,042	152,322
Materials	37,340,579	17,672,828	19,667,751	-
Utilities	9,065,092	-	9,065,092	-

Total Investments in Securities:	459,312,434	201,753,621	257,406,491	152,322
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $312,255,898)		$459,312,434
Foreign currency held at value (cost $327,023)		327,019
Receivable for investments sold		5,352,685
Receivable for fund shares sold		158,353
Dividends receivable		713,993
Reclaims receivable		2,201,082
Distributions receivable from Fidelity Central Funds		8,387
Prepaid expenses		503
Receivable from investment adviser for expense reductions		59,744
Other receivables		67,418
Total assets		468,201,618
Liabilities
Payable to custodian bank	$433,577
Payable for investments purchased	1,485,606
Payable for fund shares redeemed	202,168
Accrued management fee	241,411
Distribution and service plan fees payable	91,225
Deferred taxes	390,993
Other payables and accrued expenses	77,948
Total liabilities		2,922,928
Net Assets		$465,278,690
Net Assets consist of:
Paid in capital		$296,495,298
Total accumulated earnings (loss)		168,783,392
Net Assets		$465,278,690

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($51,024,149 ÷ 1,352,258 shares)(a)		$37.73
Maximum offering price per share (100/94.25 of $37.73)		$40.03
Class M :
Net Asset Value and redemption price per share ($185,180,117 ÷ 4,783,619 shares)(a)		$38.71
Maximum offering price per share (100/96.50 of $38.71)		$40.11
Class C :
Net Asset Value and offering price per share ($2,969,654 ÷ 82,979 shares)(a)		$35.79
Class I :
Net Asset Value, offering price and redemption price per share ($67,932,971 ÷ 1,743,334 shares)		$38.97
Class Z :
Net Asset Value, offering price and redemption price per share ($158,171,799 ÷ 4,065,079 shares)		$38.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$7,769,936
Foreign Tax Reclaims		886,795
Income from Fidelity Central Funds (including $9,847 from security lending)		293,952
Income before foreign taxes withheld		$8,950,683
Less foreign taxes withheld		(873,016)
Total income		8,077,667
Expenses
Management fee
Basic fee	$3,364,737
Performance adjustment	(421,462)
Distribution and service plan fees	1,056,595
Custodian fees and expenses	44,922
Independent trustees' fees and expenses	1,640
Registration fees	93,086
Audit fees	117,901
Legal	13,638
Miscellaneous	46,760
Total expenses before reductions	4,317,817
Expense reductions	(60,035)
Total expenses after reductions		4,257,782
Net Investment income (loss)		3,819,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,400,276
Fidelity Central Funds	23
Foreign currency transactions	55,422
Total net realized gain (loss)		37,455,721
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $352,284)	27,023,281
Assets and liabilities in foreign currencies	106,423
Total change in net unrealized appreciation (depreciation)		27,129,704
Net gain (loss)		64,585,425
Net increase (decrease) in net assets resulting from operations		$68,405,310
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,819,885	$3,093,963
Net realized gain (loss)	37,455,721	18,580,473
Change in net unrealized appreciation (depreciation)	27,129,704	60,166,706
Net increase (decrease) in net assets resulting from operations	68,405,310	81,841,142
Distributions to shareholders	(4,968,064)	(2,839,067)

Share transactions - net increase (decrease)	17,986,833	(22,452,954)
Total increase (decrease) in net assets	81,424,079	56,549,121

Net Assets
Beginning of period	383,854,611	327,305,490
End of period	$465,278,690	$383,854,611

Financial Highlights
Fidelity Advisor® Overseas Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.49	$26.09	$23.29	$34.07	$24.73
Income from Investment Operations
Net investment income (loss) A,B	.29	.24	.23	.14	(.04)
Net realized and unrealized gain (loss)	5.37	6.39	2.67	(10.20)	9.38
Total from investment operations	5.66	6.63	2.90	(10.06)	9.34
Distributions from net investment income	(.42)	(.23)	(.10)	-	-
Distributions from net realized gain	-	-	-	(.72)	-
Total distributions	(.42)	(.23)	(.10)	(.72)	-
Net asset value, end of period	$37.73	$32.49	$26.09	$23.29	$34.07
Total Return C,D	17.62%	25.50%	12.43%	(30.12)%	37.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.08%	1.07%	1.13%	1.36%	1.43%
Expenses net of fee waivers, if any	1.07%	1.06%	1.12%	1.36%	1.43%
Expenses net of all reductions, if any	1.07%	1.06%	1.12%	1.36%	1.43%
Net investment income (loss)	.83%	.77%	.84%	.51%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$51,024	$45,467	$37,604	$35,010	$55,939
Portfolio turnover rate G	51%	34%	37%	46%	33% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.29	$26.73	$23.85	$34.94	$25.41
Income from Investment Operations
Net investment income (loss) A,B	.22	.18	.18	.09	(.11)
Net realized and unrealized gain (loss)	5.51	6.54	2.73	(10.46)	9.64
Total from investment operations	5.73	6.72	2.91	(10.37)	9.53
Distributions from net investment income	(.31)	(.16)	(.03)	-	-
Distributions from net realized gain	-	-	-	(.72)	-
Total distributions	(.31)	(.16)	(.03)	(.72)	-
Net asset value, end of period	$38.71	$33.29	$26.73	$23.85	$34.94
Total Return C,D	17.36%	25.21%	12.21%	(30.26)%	37.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.30%	1.28%	1.33%	1.57%	1.65%
Expenses net of fee waivers, if any	1.29%	1.28%	1.33%	1.57%	1.65%
Expenses net of all reductions, if any	1.29%	1.28%	1.33%	1.57%	1.65%
Net investment income (loss)	.61%	.55%	.64%	.30%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$185,180	$175,287	$155,184	$149,628	$238,278
Portfolio turnover rate G	51%	34%	37%	46%	33% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.78	$24.71	$22.15	$32.69	$23.92
Income from Investment Operations
Net investment income (loss) A,B	.03	.01	.01	(.08)	(.28)
Net realized and unrealized gain (loss)	5.10	6.06	2.55	(9.74)	9.05
Total from investment operations	5.13	6.07	2.56	(9.82)	8.77
Distributions from net investment income	(.12)	-	-	-	-
Distributions from net realized gain	-	-	-	(.72)	-
Total distributions	(.12)	-	-	(.72)	-
Net asset value, end of period	$35.79	$30.78	$24.71	$22.15	$32.69
Total Return C,D	16.72%	24.56%	11.56%	(30.66)%	36.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.83%	1.81%	1.92%	2.16%	2.25%
Expenses net of fee waivers, if any	1.82%	1.81%	1.91%	2.16%	2.25%
Expenses net of all reductions, if any	1.82%	1.81%	1.91%	2.16%	2.25%
Net investment income (loss)	.08%	.02%	.05%	(.29)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,970	$2,615	$2,426	$2,673	$4,879
Portfolio turnover rate G	51%	34%	37%	46%	33% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.57	$26.94	$24.03	$35.03	$25.35
Income from Investment Operations
Net investment income (loss) A,B	.40	.35	.32	.23	.06
Net realized and unrealized gain (loss)	5.54	6.58	2.75	(10.51)	9.62
Total from investment operations	5.94	6.93	3.07	(10.28)	9.68
Distributions from net investment income	(.54)	(.30)	(.16)	-	-
Distributions from net realized gain	-	-	-	(.72)	-
Total distributions	(.54)	(.30)	(.16)	(.72)	-
Net asset value, end of period	$38.97	$33.57	$26.94	$24.03	$35.03
Total Return C	17.95%	25.87%	12.78%	(29.91)%	38.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.79%	.77%	.83%	1.08%	1.12%
Expenses net of fee waivers, if any	.78%	.77%	.83%	1.08%	1.12%
Expenses net of all reductions, if any	.78%	.77%	.83%	1.08%	1.12%
Net investment income (loss)	1.12%	1.06%	1.14%	.79%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$67,933	$50,814	$48,960	$47,661	$84,715
Portfolio turnover rate F	51%	34%	37%	46%	33% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.52	$26.91	$24.03	$34.97	$25.28
Income from Investment Operations
Net investment income (loss) A,B	.45	.38	.36	.27	.09
Net realized and unrealized gain (loss)	5.52	6.58	2.74	(10.49)	9.60
Total from investment operations	5.97	6.96	3.10	(10.22)	9.69
Distributions from net investment income	(.58)	(.35)	(.22)	-	-
Distributions from net realized gain	-	-	-	(.72)	-
Total distributions	(.58)	(.35)	(.22)	(.72)	-
Net asset value, end of period	$38.91	$33.52	$26.91	$24.03	$34.97
Total Return C	18.09%	26.03%	12.90%	(29.79)%	38.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.66%	.70%	.94%	1.02%
Expenses net of fee waivers, if any	.66%	.66%	.69%	.93%	1.02%
Expenses net of all reductions, if any	.66%	.66%	.69%	.93%	1.02%
Net investment income (loss)	1.24%	1.17%	1.27%	.94%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$158,172	$109,672	$83,131	$79,568	$107,764
Portfolio turnover rate F	51%	34%	37%	46%	33% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,060,295
Gross unrealized depreciation	(7,032,704)
Net unrealized appreciation (depreciation)	$142,027,591
Tax Cost	$317,284,843

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,238,057
Undistributed long-term capital gain	$20,825,331
Net unrealized appreciation (depreciation) on securities and other investments	$142,077,399

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$4,968,064	$2,839,067

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	230,022,112	212,010,852
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.10)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	122,168	-
Class M	.25%	.25%	907,207	3,555
Class C	.75%	.25%	27,220	2,991
			1,056,595	6,546

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,337
Class M	1,792
Class CA	36
9,165

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Overseas Fund	30

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Overseas Fund	7,556,043	4,577,468	596,548
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Overseas Fund	570
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Overseas Fund	1,013	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $291 .

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $59,744.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$575,423	$322,961
Class M	1,610,528	921,678
Class C	9,845	-
Class I	901,414	510,753
Class Z	1,870,854	1,083,675
Total	$4,968,064	$2,839,067
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Overseas Fund
Class A
Shares sold	181,753	109,483	$6,348,435	$3,492,188
Reinvestment of distributions	16,715	10,517	541,053	304,062
Shares redeemed	(245,460)	(161,894)	(8,671,915)	(5,130,298)
Net increase (decrease)	(46,992)	(41,894)	$(1,782,427)	$(1,334,048)
Class M
Shares sold	585,068	474,765	$21,034,668	$15,409,043
Reinvestment of distributions	47,769	30,541	1,589,282	908,018
Shares redeemed	(1,114,314)	(1,046,054)	(40,079,804)	(34,047,798)
Net increase (decrease)	(481,477)	(540,748)	$(17,455,854)	$(17,730,737)
Class C
Shares sold	27,325	10,796	$925,657	$330,624
Reinvestment of distributions	319	-	9,845	-
Shares redeemed	(29,634)	(24,036)	(991,177)	(737,343)
Net increase (decrease)	(1,990)	(13,240)	$(55,675)	$(406,719)
Class I
Shares sold	764,655	432,882	$26,938,302	$14,036,284
Reinvestment of distributions	23,423	14,969	780,916	445,314
Shares redeemed	(558,635)	(751,526)	(20,096,470)	(23,940,401)
Net increase (decrease)	229,443	(303,675)	$7,622,748	$(9,458,803)
Class Z
Shares sold	1,306,165	841,696	$47,899,886	$27,812,602
Reinvestment of distributions	17,879	9,399	594,645	278,724
Shares redeemed	(530,941)	(668,145)	(18,836,490)	(21,613,973)
Net increase (decrease)	793,103	182,950	$29,658,041	$6,477,353
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Overseas Fund. The Agreement provided for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Overseas Fund equal in value to the net assets of the Fund on the day the reorganization was effective.

The Fund's shareholders approved the reorganization that became effective on November 21, 2025. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Overseas Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Overseas Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31,2025, $22,003,699, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $121,584 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 4%; Class M designates 5%; Class C designates 12%; Class I designates 3%; and Class Z designates 3%; of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Class I, and Class Z designate 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Overseas Funds
Class A	12/16/2024	$0.4361	$0.0386
Class M	12/16/2024	$0.3334	$0.0386
Class C	12/16/2024	$0.1512	$0.0386
Class I	12/16/2024	$0.5502	$0.0386
Class Z	12/16/2024	$0.5905	$0.0386

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Overseas Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board noted that the total expense ratio of Class I of the fund would have ranked above the total peer group competitive median for 2024 but for the fund's negative performance adjustment. The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538536.128
OS-ANN-1225
Fidelity Advisor® International Capital Appreciation Fund

Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® International Capital Appreciation Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Erste Group Bank AG	2,201,558	227,751,919
BRAZIL - 2.5%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
MercadoLibre Inc (a)	84,863	197,498,265
Materials - 1.3%
Metals & Mining - 1.3%
Wheaton Precious Metals Corp	2,100,500	202,853,892
TOTAL BRAZIL		400,352,157
CANADA - 6.9%
Financials - 1.3%
Capital Markets - 1.3%
Brookfield Asset Management Ltd Class A (United States) (b)	3,720,666	201,139,204
Industrials - 1.1%
Professional Services - 1.1%
Thomson Reuters Corp	1,227,833	188,077,175
Information Technology - 3.6%
IT Services - 1.7%
Shopify Inc Class A (United States) (a)	1,596,305	277,533,587
Software - 1.9%
Constellation Software Inc/Canada	111,186	292,607,338
TOTAL INFORMATION TECHNOLOGY		570,140,925

Materials - 0.9%
Metals & Mining - 0.9%
Franco-Nevada Corp	822,230	153,588,847
TOTAL CANADA		1,112,946,151
CHINA - 5.2%
Communication Services - 3.4%
Interactive Media & Services - 3.4%
Tencent Holdings Ltd	6,601,598	536,233,036
Consumer Discretionary - 1.8%
Broadline Retail - 1.8%
Prosus NV Class N	4,267,968	294,824,037
TOTAL CHINA		831,057,073
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	1,234,131	261,914,373
FRANCE - 4.8%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	95,155	235,703,204
Industrials - 1.9%
Aerospace & Defense - 1.9%
Safran SA	859,900	305,538,389
Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	1,163,309	225,145,564
TOTAL FRANCE		766,387,157
GERMANY - 11.4%
Financials - 2.7%
Banks - 1.5%
Commerzbank AG	6,431,740	233,600,807
Capital Markets - 1.2%
Deutsche Boerse AG	811,395	205,477,813
TOTAL FINANCIALS		439,078,620

Industrials - 4.8%
Aerospace & Defense - 3.1%
MTU Aero Engines AG	469,790	204,742,453
Rheinmetall AG	145,259	284,886,888
		489,629,341
Electrical Equipment - 1.7%
Siemens Energy AG (a)	2,233,085	278,209,640
TOTAL INDUSTRIALS		767,838,981

Information Technology - 2.2%
Software - 2.2%
SAP SE	1,360,910	353,935,300
Materials - 1.7%
Construction Materials - 1.7%
Heidelberg Materials AG	1,150,973	270,022,503
TOTAL GERMANY		1,830,875,404
INDIA - 9.0%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	10,230,786	236,795,469
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
MakeMyTrip Ltd (a)(b)	780,818	62,465,440
Financials - 3.1%
Banks - 3.1%
HDFC Bank Ltd/Gandhinagar	23,377,337	260,017,404
ICICI Bank Ltd	15,808,692	239,560,212
		499,577,616
Industrials - 4.0%
Construction & Engineering - 1.5%
Larsen & Toubro Ltd	5,309,561	241,112,031
Passenger Airlines - 1.2%
InterGlobe Aviation Ltd (c)(d)	3,170,847	200,935,215
Transportation Infrastructure - 1.3%
Adani Ports & Special Economic Zone Ltd	12,432,833	203,303,747
TOTAL INDUSTRIALS		645,350,993

TOTAL INDIA		1,444,189,518
ISRAEL - 3.7%
Financials - 2.9%
Banks - 2.9%
Bank Hapoalim BM	11,320,762	230,344,649
Bank Leumi Le-Israel BM	11,258,866	229,188,903
		459,533,552
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Next Vision Stabilized Systems Ltd	3,217,468	141,201,468
TOTAL ISRAEL		600,735,020
JAPAN - 7.3%
Communication Services - 1.5%
Entertainment - 1.5%
Nintendo Co Ltd	2,896,304	247,025,467
Financials - 1.3%
Insurance - 1.3%
Tokio Marine Holdings Inc	5,785,286	215,751,819
Industrials - 4.5%
Industrial Conglomerates - 2.6%
Hitachi Ltd	11,899,539	410,627,139
Machinery - 1.9%
Mitsubishi Heavy Industries Ltd	9,835,647	296,935,086
TOTAL INDUSTRIALS		707,562,225

TOTAL JAPAN		1,170,339,511
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	241,271	156,292,772
SINGAPORE - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Sea Ltd Class A ADR (a)	1,374,836	214,818,125
SPAIN - 3.5%
Financials - 1.5%
Banks - 1.5%
Banco Santander SA	23,403,429	238,089,845
Utilities - 2.0%
Electric Utilities - 2.0%
Iberdrola SA	15,679,551	317,765,638
TOTAL SPAIN		555,855,483
SWITZERLAND - 1.7%
Financials - 1.7%
Insurance - 1.7%
Zurich Insurance Group AG	390,593	271,646,275
TAIWAN - 5.7%
Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 5.7%
Taiwan Semiconductor Manufacturing Co Ltd	18,771,118	906,674,091
UNITED KINGDOM - 9.4%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 2.6%
Compass Group PLC	6,428,977	212,798,114
InterContinental Hotels Group PLC	1,677,205	202,316,676
		415,114,790
Financials - 1.4%
Capital Markets - 1.4%
3i Group PLC	4,004,144	231,722,296
Industrials - 5.4%
Aerospace & Defense - 3.6%
BAE Systems PLC	9,803,848	241,502,967
Rolls-Royce Holdings PLC	21,958,868	337,920,843
		579,423,810
Professional Services - 1.8%
RELX PLC	6,387,890	282,321,718
TOTAL INDUSTRIALS		861,745,528

TOTAL UNITED KINGDOM		1,508,582,614
UNITED STATES - 22.7%
Communication Services - 1.5%
Entertainment - 1.5%
Spotify Technology SA (a)	382,197	250,461,338
Financials - 6.3%
Capital Markets - 2.6%
Moody's Corp	417,733	200,637,160
S&P Global Inc	423,504	206,335,384
		406,972,544
Financial Services - 2.5%
Mastercard Inc Class A	349,243	192,778,643
Visa Inc Class A	622,578	212,137,228
		404,915,871
Insurance - 1.2%
Arthur J Gallagher & Co	782,643	195,261,602
TOTAL FINANCIALS		1,007,150,017

Industrials - 9.3%
Aerospace & Defense - 1.4%
TransDigm Group Inc	174,172	227,905,804
Building Products - 1.4%
Trane Technologies PLC	503,670	225,971,546
Commercial Services & Supplies - 1.3%
Waste Connections Inc	1,222,176	204,969,689
Construction & Engineering - 1.5%
Ferrovial SE	3,819,160	234,194,635
Ferrovial SE rights (a)(e)	3,860,612	2,122,174
		236,316,809
Electrical Equipment - 3.7%
Eaton Corp PLC	598,477	228,354,884
Schneider Electric SE	1,275,533	363,437,540
		591,792,424
TOTAL INDUSTRIALS		1,486,956,272

Information Technology - 2.7%
Software - 2.7%
Cadence Design Systems Inc (a)	635,265	215,157,903
Synopsys Inc (a)	466,382	211,653,479
		426,811,382
Materials - 2.9%
Construction Materials - 2.9%
CRH PLC (United Kingdom)	2,015,354	237,857,738
Holcim AG	2,535,143	225,377,344
		463,235,082
TOTAL UNITED STATES		3,634,614,091
TOTAL COMMON STOCKS (Cost $12,035,534,759)		15,895,031,734

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	240,860,191	240,908,363
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	27,392,209	27,394,948
TOTAL MONEY MARKET FUNDS (Cost $268,303,311)			268,303,311

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $12,303,838,070)	16,163,335,045
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(125,997,280)
NET ASSETS - 100.0%	16,037,337,765

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $200,935,215 or 1.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,935,215 or 1.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,108,485	5,238,099,911	5,071,434,240	5,491,648	24,729	-	240,908,363	240,860,191	0.4%
Fidelity Securities Lending Cash Central Fund	141,768,000	1,143,958,705	1,258,331,757	317,401	-	-	27,394,948	27,392,209	0.1%
Total	197,876,485	6,382,058,616	6,329,765,997	5,809,049	24,729	-	268,303,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,270,515,310	487,256,807	783,258,503	-
Consumer Discretionary	1,420,423,861	1,005,309,071	415,114,790	-
Financials	3,791,441,163	2,627,282,748	1,164,158,415	-
Industrials	5,224,983,936	3,119,117,753	2,105,866,183	-
Information Technology	2,555,055,938	1,294,446,547	1,260,609,391	-
Materials	1,314,845,888	594,300,477	720,545,411	-
Utilities	317,765,638	-	317,765,638	-

Money Market Funds	268,303,311	268,303,311	-	-
Total Investments in Securities:	16,163,335,045	9,396,016,714	6,767,318,331	-
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $26,610,657) - See accompanying schedule:
Unaffiliated issuers (cost $12,035,534,759)	$15,895,031,734
Fidelity Central Funds (cost $268,303,311)	268,303,311

Total Investment in Securities (cost $12,303,838,070)		$16,163,335,045
Foreign currency held at value (cost $3,931,079)		3,920,171
Receivable for investments sold		122,526,281
Receivable for fund shares sold		15,017,715
Dividends receivable		8,715,344
Reclaims receivable		26,473,463
Distributions receivable from Fidelity Central Funds		938,531
Prepaid expenses		16,498
Receivable from investment adviser for expense reductions		70,000
Other receivables		3,277,274
Total assets		16,344,290,322
Liabilities
Payable for investments purchased
Regular delivery	$212,734,495
Delayed delivery	2,122,174
Payable for fund shares redeemed	8,500,278
Accrued management fee	9,931,568
Distribution and service plan fees payable	347,087
Deferred taxes	44,312,681
Other payables and accrued expenses	1,609,325
Collateral on securities loaned	27,394,949
Total liabilities		306,952,557
Net Assets		$16,037,337,765
Net Assets consist of:
Paid in capital		$11,494,971,710
Total accumulated earnings (loss)		4,542,366,055
Net Assets		$16,037,337,765

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($792,245,870 ÷ 22,526,378 shares)(a)		$35.17
Maximum offering price per share (100/94.25 of $35.17)		$37.32
Class M :
Net Asset Value and redemption price per share ($229,325,598 ÷ 6,751,004 shares)(a)		$33.97
Maximum offering price per share (100/96.50 of $33.97)		$35.20
Class C :
Net Asset Value and offering price per share ($102,416,801 ÷ 3,450,503 shares)(a)		$29.68
International Capital Appreciation :
Net Asset Value, offering price and redemption price per share ($4,226,409,128 ÷ 111,320,598 shares)		$37.97
Class I :
Net Asset Value, offering price and redemption price per share ($7,459,674,344 ÷ 196,526,080 shares)		$37.96
Class Z :
Net Asset Value, offering price and redemption price per share ($3,227,266,024 ÷ 84,722,430 shares)		$38.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$161,919,985
Income from Fidelity Central Funds (including $317,401 from security lending)		5,809,049
Income before foreign taxes withheld		$167,729,034
Less foreign taxes withheld		(11,558,938)
Total income		156,170,096
Expenses
Management fee
Basic fee	$85,202,167
Performance adjustment	9,029,296
Distribution and service plan fees	3,813,702
Custodian fees and expenses	1,116,504
Independent trustees' fees and expenses	42,633
Registration fees	916,051
Audit fees	200,201
Legal	10,062
Interest	227,345
Miscellaneous	61,895
Total expenses before reductions	100,619,856
Expense reductions	(29,049)
Total expenses after reductions		100,590,807
Net Investment income (loss)		55,579,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,114,318)	1,051,150,709
Fidelity Central Funds	24,729
Foreign currency transactions	1,399,550
Total net realized gain (loss)		1,052,574,988
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $15,335,210)	449,604,667
Assets and liabilities in foreign currencies	500,418
Total change in net unrealized appreciation (depreciation)		450,105,085
Net gain (loss)		1,502,680,073
Net increase (decrease) in net assets resulting from operations		$1,558,259,362
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,579,289	$33,926,687
Net realized gain (loss)	1,052,574,988	365,993,014
Change in net unrealized appreciation (depreciation)	450,105,085	1,340,886,889
Net increase (decrease) in net assets resulting from operations	1,558,259,362	1,740,806,590
Distributions to shareholders	(63,613,346)	(23,553,740)

Share transactions - net increase (decrease)	5,828,661,665	1,277,028,450
Total increase (decrease) in net assets	7,323,307,681	2,994,281,300

Net Assets
Beginning of period	8,714,030,084	5,719,748,784
End of period	$16,037,337,765	$8,714,030,084

Financial Highlights
Fidelity Advisor® International Capital Appreciation Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.27	$23.51	$20.33	$30.72	$24.14
Income from Investment Operations
Net investment income (loss) A,B	.09	.06	.06	(.04)	(.09)
Net realized and unrealized gain (loss)	4.98	6.74	3.12	(9.21)	6.67
Total from investment operations	5.07	6.80	3.18	(9.25)	6.58
Distributions from net investment income	(.16)	(.04)	-	-	-
Distributions from net realized gain	(.01)	-	-	(1.14)	-
Total distributions	(.17)	(.04)	-	(1.14)	-
Net asset value, end of period	$35.17	$30.27	$23.51	$20.33	$30.72
Total Return C,D	16.81%	28.97%	15.64%	(31.18)%	27.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.14%	1.14%	1.06%	1.24%	1.23%
Expenses net of fee waivers, if any	1.14%	1.14%	1.06%	1.24%	1.23%
Expenses net of all reductions, if any	1.14%	1.14%	1.06%	1.24%	1.23%
Net investment income (loss)	.27%	.19%	.23%	(.18)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$792,246	$643,559	$464,374	$400,112	$592,640
Portfolio turnover rate G	96 % H	63%	80%	110% I	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.26	$22.74	$19.71	$29.82	$23.49
Income from Investment Operations
Net investment income (loss) A,B	- C	(.02)	(.01)	(.10)	(.15)
Net realized and unrealized gain (loss)	4.82	6.54	3.04	(8.95)	6.48
Total from investment operations	4.82	6.52	3.03	(9.05)	6.33
Distributions from net investment income	(.10)	-	-	-	-
Distributions from net realized gain	(.01)	-	-	(1.06)	-
Total distributions	(.11)	-	-	(1.06)	-
Net asset value, end of period	$33.97	$29.26	$22.74	$19.71	$29.82
Total Return D,E	16.50%	28.67%	15.37%	(31.39)%	26.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.39%	1.39%	1.31%	1.49%	1.49%
Expenses net of fee waivers, if any	1.39%	1.39%	1.31%	1.49%	1.48%
Expenses net of all reductions, if any	1.39%	1.39%	1.31%	1.49%	1.48%
Net investment income (loss)	.02%	(.06)%	(.02)%	(.43)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$229,326	$192,004	$149,358	$126,232	$191,997
Portfolio turnover rate H	96 % I	63%	80%	110% J	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.61	$20.00	$17.43	$26.58	$21.04
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.14)	(.11)	(.20)	(.26)
Net realized and unrealized gain (loss)	4.22	5.75	2.68	(7.92)	5.80
Total from investment operations	4.08	5.61	2.57	(8.12)	5.54
Distributions from net realized gain	(.01)	-	-	(1.03)	-
Total distributions	(.01)	-	-	(1.03)	-
Net asset value, end of period	$29.68	$25.61	$20.00	$17.43	$26.58
Total Return C,D	15.92%	28.05%	14.74%	(31.70)%	26.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.89%	1.90%	1.81%	1.99%	1.98%
Expenses net of fee waivers, if any	1.89%	1.89%	1.81%	1.99%	1.98%
Expenses net of all reductions, if any	1.89%	1.89%	1.81%	1.99%	1.98%
Net investment income (loss)	(.50)%	(.56)%	(.52)%	(.93)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$102,417	$105,449	$96,072	$97,124	$169,018
Portfolio turnover rate G	96 % H	63%	80%	110% I	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Capital Appreciation Fund

Years ended October 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$38.05
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.10) D
Total from investment operations	(.07)
Distributions from net realized gain	(.01)
Total distributions	(.01)
Net asset value, end of period	$37.97
Total Return E,F	(.19) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.83% I
Expenses net of fee waivers, if any	.83 % I
Expenses net of all reductions, if any	.83% I
Net investment income (loss)	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,226,409
Portfolio turnover rate J	96 % K

AFor the period July 17, 2025 (commencement of sale of shares) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® International Capital Appreciation Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.64	$25.33	$21.85	$32.92	$25.83
Income from Investment Operations
Net investment income (loss) A,B	.19	.14	.13	.02	(.01)
Net realized and unrealized gain (loss)	5.36	7.28	3.35	(9.88)	7.13
Total from investment operations	5.55	7.42	3.48	(9.86)	7.12
Distributions from net investment income	(.22)	(.11)	-	-	(.03)
Distributions from net realized gain	(.01)	-	-	(1.21)	-
Total distributions	(.23)	(.11)	-	(1.21)	(.03)
Net asset value, end of period	$37.96	$32.64	$25.33	$21.85	$32.92
Total Return C	17.10%	29.34%	15.93%	(31.01)%	27.60%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.89%	.89%	.80%	.98%	.97%
Expenses net of fee waivers, if any	.89%	.88%	.79%	.97%	.97%
Expenses net of all reductions, if any	.89%	.88%	.79%	.97%	.97%
Net investment income (loss)	.53%	.45%	.49%	.08%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,459,674	$5,528,021	$3,758,357	$3,228,604	$6,128,293
Portfolio turnover rate F	96 % G	63%	80%	110% H	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.76	$25.43	$21.90	$32.99	$25.88
Income from Investment Operations
Net investment income (loss) A,B	.23	.18	.16	.06	.03
Net realized and unrealized gain (loss)	5.38	7.29	3.37	(9.91)	7.14
Total from investment operations	5.61	7.47	3.53	(9.85)	7.17
Distributions from net investment income	(.27)	(.14)	-	-	(.06)
Distributions from net realized gain	(.01)	-	-	(1.24)	-
Total distributions	(.28)	(.14)	-	(1.24)	(.06)
Net asset value, end of period	$38.09	$32.76	$25.43	$21.90	$32.99
Total Return C	17.23%	29.44%	16.12%	(30.93)%	27.73%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.78%	.76%	.67%	.85%	.85%
Expenses net of fee waivers, if any	.78%	.76%	.67%	.85%	.85%
Expenses net of all reductions, if any	.78%	.76%	.67%	.85%	.85%
Net investment income (loss)	.64%	.57%	.62%	.21%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,227,266	$2,244,997	$1,251,587	$893,180	$1,845,967
Portfolio turnover rate F	96 % G	63%	80%	110% H	128%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of International Capital Appreciation shares on July 17, 2025. The Fund offers Class A, Class M, Class C, International Capital Appreciation, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,984,470,112
Gross unrealized depreciation	(246,886,853)
Net unrealized appreciation (depreciation)	$3,737,583,259
Tax Cost	$12,425,751,786

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$109,002,360
Undistributed long-term capital gain	$740,194,145
Net unrealized appreciation (depreciation) on securities and other investments	$3,737,482,228

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$61,118,671	$ 23,553,740
Long-term Capital Gains	2,494,675	-
Total	$63,613,346	$ 23,553,740

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	12,132,235,373	10,599,768,709
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
International Capital Appreciation	.83
Class I	.84
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.79
Class M	.79
Class C	.79
International Capital Appreciation	.74
Class I	.79
Class Z	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .08%. The performance adjustment rate may differ for classes that were not in existence for the entire reporting period.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,748,261	83,922
Class M	.25%	.25%	1,042,192	2,151
Class C	.75%	.25%	1,023,249	110,361
			3,813,702	196,434

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	239,348
Class M	8,547
Class CA	369
248,264

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	8,085

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor International Capital Appreciation Fund	Borrower	39,707,600	4.58%	227,345

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor International Capital Appreciation Fund	608,286,144	588,761,969	50,533,664
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	15,274
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor International Capital Appreciation Fund	34,062	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $29,049.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025 A	Year ended October 31, 2024
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$3,461,169	$870,929
Class M	689,327	-
Class C	21,375	-
International Capital Appreciation	655,597	-
Class I	39,343,642	15,991,995
Class Z	19,442,236	6,690,816
Total	$63,613,346	$23,553,740

A Distributions for International Capital Appreciation are for the period July 17, 2025 (commencement of sale of shares) through October 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025 A	Year ended October 31, 2024	Year ended October 31, 2025A	Year ended October 31, 2024
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	5,691,528	5,808,743	$186,882,643	$169,048,534
Reinvestment of distributions	106,421	31,487	3,287,910	831,259
Shares redeemed	(4,532,253)	(4,334,796)	(145,760,918)	(125,148,012)
Net increase (decrease)	1,265,696	1,505,434	$44,409,635	$44,731,781
Class M
Shares sold	1,046,127	1,113,295	$33,189,576	$31,447,656
Reinvestment of distributions	22,899	-	686,518	-
Shares redeemed	(881,098)	(1,119,030)	(27,498,182)	(31,087,875)
Net increase (decrease)	187,928	(5,735)	$6,377,912	$359,781
Class C
Shares sold	612,348	529,931	$17,152,250	$13,012,983
Reinvestment of distributions	691	-	20,443	-
Shares redeemed	(1,280,600)	(1,215,180)	(35,132,486)	(29,852,476)
Net increase (decrease)	(667,561)	(685,249)	$(17,959,793)	$(16,839,493)
International Capital Appreciation
Shares sold	9,343,885	-	$354,809,396	$ -
Issued in exchange for the shares of the Acquired Fund(s)	110,447,900	-	4,222,426,502	-
Reinvestment of distributions	13,554	-	512,460	-
Shares redeemed	(8,484,741)	-	(320,748,316)	-
Net increase (decrease)	111,320,598	-	$4,257,000,042	$ -
Class I
Shares sold	75,330,303	70,383,221	$2,640,317,243	$2,192,561,556
Reinvestment of distributions	1,000,531	460,990	33,257,971	13,087,499
Shares redeemed	(49,182,891)	(49,827,073)	(1,716,179,835)	(1,569,187,346)
Net increase (decrease)	27,147,943	21,017,138	$957,395,379	$636,461,709
Class Z
Shares sold	35,722,807	36,793,530	$1,266,954,948	$1,169,069,923
Reinvestment of distributions	463,784	186,982	15,444,838	5,323,368
Shares redeemed	(19,991,714)	(17,679,228)	(700,961,296)	(562,078,619)
Net increase (decrease)	16,194,877	19,301,284	$581,438,490	$612,314,672

A Share transactions for International Capital Appreciation are for the period July 17, 2025 (commencement of sale of shares) through October 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On July 25, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity International Capital Appreciation Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 17, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity International Capital Appreciation Fund	4,207,861,988	1,145,728,002	4,222,426,502	142,036,660	0.7776013602

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor International Capital Appreciation Fund	11,437,685,893	15,660,112,395

Pro forma results of operations of the combined entity for the entire period ended October 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$82,391,073
Total net realized gain (loss)	1,451,080,677
Total change in net unrealized appreciation (depreciation)	644,500,194
Net increase (decrease) in net assets resulting from operations	$2,177,971,944

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 25, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor International Capital Appreciation Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor International Capital Appreciation Fund (the "Fund"), a fund of Fidelity Advisor Series VIII, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Fidelity Advisor International Capital Appreciation Fund (Acquiring Fund) hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $763,508,139, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity International Capital Appreciation Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended July 25, 2025, $406,509,362, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor International Capital Appreciation Fund (Acquiring Fund) designates $3,677,115 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity International Capital Appreciation Fund (Target Fund) designates $1,683,302 of distributions paid during the fiscal year ended July 2025 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Advisor International Capital Appreciation Fund (Acquiring Fund): Class A designates 11%; Class M designates 16%; Class I designates 9%; and Class Z designates 7% of the dividends distributed in December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity International Capital Appreciation Fund (Target Fund) designates 9% and 6% of the dividends distributed in December 2024 and July 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Advisor International Capital Appreciation Fund (Acquiring Fund): Class A, Class M, Class I and Class Z designate 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity International Capital Appreciation Fund (Target Fund) designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor International Capital Appreciation Fund (Acquiring Fund)
Class A	12/16/2024	$0.1914	$0.0513
Class M	12/16/2024	$0.1361	$0.0513
Class C	12/16/2024	$0.0000	$0.0000
Class I	12/16/2024	$0.2484	$0.0513
Class Z	12/16/2024	$0.2910	$0.0513
Fidelity Advisor International Capital Appreciation Fund (Target Fund)	12/16/2024	$0.3368	$0.1571

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor International Capital Appreciation Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that the total expense ratio of Class I of the fund ranked above the total peer group competitive median due to the fund's positive performance adjustment. The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its asset-sized peer group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.711985.127
AICAP-ANN-1225
Fidelity Advisor® Global Capital Appreciation Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Global Capital Appreciation Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 91.7%
	Shares	Value ($)
AUSTRALIA - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
DroneShield Ltd (a)(b)	591,199	1,481,526
BAILIWICK OF JERSEY - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
JTC PLC (a)(c)	128,800	2,206,427
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	100	232,726
CANADA - 3.4%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd (United States)	57,800	1,850,756
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 2.3%
Celestica Inc (b)	11,100	3,821,509
TOTAL CANADA		5,672,265
CHINA - 4.0%
Communication Services - 2.7%
Interactive Media & Services - 2.7%
Tencent Holdings Ltd	55,400	4,500,018
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Alibaba Group Holding Ltd ADR	12,900	2,198,547
TOTAL CHINA		6,698,565
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	12,800	2,716,490
GERMANY - 1.0%
Industrials - 1.0%
Aerospace & Defense - 1.0%
Rheinmetall AG	850	1,667,049
INDIA - 1.3%
Financials - 1.3%
Banks - 1.3%
HDFC Bank Ltd/Gandhinagar	201,400	2,240,097
ITALY - 1.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	23,500	579,126
Financials - 1.3%
Banks - 1.3%
UniCredit SpA	28,200	2,088,117
TOTAL ITALY		2,667,243
JAPAN - 3.7%
Communication Services - 1.0%
Entertainment - 1.0%
Nintendo Co Ltd	19,000	1,620,508
Industrials - 2.7%
Industrial Conglomerates - 2.7%
Hitachi Ltd	132,600	4,575,737
TOTAL JAPAN		6,196,245
KOREA (SOUTH) - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
SK Hynix Inc	9,660	3,778,137
SPAIN - 1.5%
Financials - 1.5%
Banks - 1.5%
Banco Santander SA	248,900	2,532,132
SWEDEN - 1.1%
Industrials - 1.1%
Trading Companies & Distributors - 1.1%
Bergman & Beving AB B Shares	50,443	1,786,697
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	1,400	12,128
TOTAL SWEDEN		1,798,825
TAIWAN - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,500	7,360,535
UNITED KINGDOM - 1.7%
Financials - 1.7%
Banks - 1.7%
Lloyds Banking Group PLC	2,278,200	2,671,166
Starling Bank Ltd (d)	72,300	222,254

TOTAL UNITED KINGDOM		2,893,420
UNITED STATES - 61.8%
Communication Services - 8.9%
Interactive Media & Services - 8.9%
Alphabet Inc Class A	33,500	9,419,865
Meta Platforms Inc Class A	8,400	5,446,140
		14,866,005
Consumer Discretionary - 4.5%
Broadline Retail - 4.5%
Amazon.com Inc (b)	31,100	7,595,242
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp	18,800	2,149,968
Financials - 15.3%
Banks - 4.0%
Citigroup Inc	20,200	2,044,846
JPMorgan Chase & Co	15,200	4,729,024
		6,773,870
Capital Markets - 2.0%
Charles Schwab Corp/The	36,000	3,402,720
Consumer Finance - 1.5%
American Express Co	7,200	2,597,256
Financial Services - 6.5%
Apollo Global Management Inc	22,500	2,796,975
Mastercard Inc Class A	7,000	3,863,930
Visa Inc Class A	11,800	4,020,732
		10,681,637
Insurance - 1.3%
Arthur J Gallagher & Co	8,700	2,170,563
TOTAL FINANCIALS		25,626,046

Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (b)	25,100	2,528,072
Industrials - 5.3%
Building Products - 1.7%
Trane Technologies PLC	6,500	2,916,225
Construction & Engineering - 1.8%
EMCOR Group Inc	4,400	2,973,432
Machinery - 1.8%
Westinghouse Air Brake Technologies Corp	14,400	2,943,936
TOTAL INDUSTRIALS		8,833,593

Information Technology - 23.3%
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp Class A	34,600	4,821,163
Semiconductors & Semiconductor Equipment - 9.4%
Broadcom Inc	9,600	3,548,448
NVIDIA Corp	60,350	12,220,272
		15,768,720
Software - 6.9%
Autodesk Inc (b)	5,600	1,687,504
Microsoft Corp	18,950	9,812,500
		11,500,004
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	18,400	4,974,808
Pure Storage Inc Class A (b)	19,500	1,924,650
		6,899,458
TOTAL INFORMATION TECHNOLOGY		38,989,345

Materials - 1.7%
Construction Materials - 1.7%
CRH PLC	24,600	2,929,860
TOTAL UNITED STATES		103,518,131
TOTAL COMMON STOCKS (Cost $89,602,854)		153,659,813

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (d)(e)	7	77,776
Valsoft Corp Series A-1.3 (d)(e)	3	33,332
Valsoft Corp Series A-1.4 (d)(e)	3	33,332

TOTAL CANADA		144,440
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (b)(d)(e)	50,623	714,291
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $701,259)		858,731

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $6,062,796)	4.18	6,061,584	6,062,796

TOTAL INVESTMENT IN SECURITIES - 95.8% (Cost $96,366,909)	160,581,340
NET OTHER ASSETS (LIABILITIES) - 4.2%	7,021,767
NET ASSETS - 100.0%	167,603,107

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,687,953 or 2.2% of net assets.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,206,427 or 1.3% of net assets.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $858,731 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/2025	81,996

Valsoft Corp Series A-1.3	3/17/2025	29,780

Valsoft Corp Series A-1.4	3/17/2025	39,484

Wasabi Holdings Inc Series C	3/31/2021 - 4/30/2021	549,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,261,769	69,081,858	65,280,812	320,934	(19)	-	6,062,796	6,061,584	0.0%
Fidelity Securities Lending Cash Central Fund	-	25,673,686	25,673,686	483	-	-	-	-	0.0%
Total	2,261,769	94,755,544	90,954,498	321,417	(19)	-	6,062,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	20,986,531	14,866,005	6,120,526	-
Consumer Discretionary	10,605,641	10,605,641	-	-
Energy	4,000,724	4,000,724	-	-
Financials	37,586,239	32,604,702	4,759,283	222,254
Health Care	2,528,072	2,528,072	-	-
Industrials	21,061,092	21,061,092	-	-
Information Technology	53,949,526	53,949,526	-	-
Materials	2,941,988	2,941,988	-	-

Convertible Preferred Stocks
Information Technology	858,731	-	-	858,731

Money Market Funds	6,062,796	6,062,796	-	-
Total Investments in Securities:	160,581,340	148,620,546	10,879,809	1,080,985
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $90,304,113)	$154,518,544
Fidelity Central Funds (cost $6,062,796)	6,062,796

Total Investment in Securities (cost $96,366,909)		$160,581,340
Foreign currency held at value (cost $255)		255
Receivable for investments sold		7,078,010
Receivable for fund shares sold		152,182
Dividends receivable		109,523
Distributions receivable from Fidelity Central Funds		23,226
Prepaid expenses		165
Receivable from investment adviser for expense reductions		21,130
Other receivables		38,354
Total assets		168,004,185
Liabilities
Payable for fund shares redeemed	$36,185
Accrued management fee	134,551
Distribution and service plan fees payable	28,588
Deferred taxes	137,478
Audit fee payable	56,463
Other payables and accrued expenses	7,813
Total liabilities		401,078
Net Assets		$167,603,107
Net Assets consist of:
Paid in capital		$89,328,743
Total accumulated earnings (loss)		78,274,364
Net Assets		$167,603,107

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($57,406,173 ÷ 1,953,650 shares)(a)		$29.38
Maximum offering price per share (100/94.25 of $29.38)		$31.17
Class M :
Net Asset Value and redemption price per share ($27,085,908 ÷ 998,459 shares)(a)		$27.13
Maximum offering price per share (100/96.50 of $27.13)		$28.11
Class C :
Net Asset Value and offering price per share ($7,139,318 ÷ 317,971 shares)(a)		$22.45
Class I :
Net Asset Value, offering price and redemption price per share ($75,971,708 ÷ 2,373,105 shares)		$32.01
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$1,380,752
Income from Fidelity Central Funds (including $483 from security lending)		321,417
Income before foreign taxes withheld		$1,702,169
Less foreign taxes withheld		(53,579)
Total income		1,648,590
Expenses
Management fee
Basic fee	$1,254,971
Performance adjustment	212,349
Distribution and service plan fees	332,535
Custodian fees and expenses	11,821
Independent trustees' fees and expenses	591
Registration fees	89,394
Audit fees	68,707
Legal	5,097
Miscellaneous	1,505
Total expenses before reductions	1,976,970
Expense reductions	(65,991)
Total expenses after reductions		1,910,979
Net Investment income (loss)		(262,389)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,904,044
Fidelity Central Funds	(19)
Foreign currency transactions	(38,225)
Total net realized gain (loss)		15,865,800
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $131,134)	13,525,277
Assets and liabilities in foreign currencies	1,079
Total change in net unrealized appreciation (depreciation)		13,526,356
Net gain (loss)		29,392,156
Net increase (decrease) in net assets resulting from operations		$29,129,767
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(262,389)	$(121,651)
Net realized gain (loss)	15,865,800	11,219,388
Change in net unrealized appreciation (depreciation)	13,526,356	32,492,083
Net increase (decrease) in net assets resulting from operations	29,129,767	43,589,820
Distributions to shareholders	(10,270,655)	(6,869,783)

Share transactions - net increase (decrease)	7,322,457	4,986,323
Total increase (decrease) in net assets	26,181,569	41,706,360

Net Assets
Beginning of period	141,421,538	99,715,178
End of period	$167,603,107	$141,421,538

Financial Highlights
Fidelity Advisor® Global Capital Appreciation Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.98	$19.50	$16.68	$24.21	$18.53
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.04)	.08	(.06)	(.09) C
Net realized and unrealized gain (loss)	5.28	7.85	2.74	(5.64)	5.77
Total from investment operations	5.23	7.81	2.82	(5.70)	5.68
Distributions from net investment income	-	(.05)	-	-	-
Distributions from net realized gain	(1.83)	(1.27)	-	(1.83)	-
Total distributions	(1.83)	(1.33) D	-	(1.83)	-
Net asset value, end of period	$29.38	$25.98	$19.50	$16.68	$24.21
Total Return E,F	21.16%	42.09%	16.91%	(25.40)%	30.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.37%	1.33%	1.22%	1.31%	1.15%
Expenses net of fee waivers, if any	1.30%	1.30%	1.22%	1.30%	1.15%
Expenses net of all reductions, if any	1.30%	1.30%	1.22%	1.30%	1.15%
Net investment income (loss)	(.20)%	(.15)%	.42%	(.32)%	(.42)% C
Supplemental Data
Net assets, end of period (000 omitted)	$57,406	$52,355	$32,433	$28,069	$40,398
Portfolio turnover rate I	71%	47%	39%	42%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$18.22	$15.63	$22.85	$17.54
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.09)	.03	(.10)	(.14) C
Net realized and unrealized gain (loss)	4.90	7.31	2.56	(5.29)	5.45
Total from investment operations	4.79	7.22	2.59	(5.39)	5.31
Distributions from net realized gain	(1.83)	(1.27)	-	(1.83)	-
Total distributions	(1.83)	(1.27)	-	(1.83)	-
Net asset value, end of period	$27.13	$24.17	$18.22	$15.63	$22.85
Total Return D,E	20.90%	41.72%	16.57%	(25.56)%	30.27%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.62%	1.58%	1.47%	1.56%	1.41%
Expenses net of fee waivers, if any	1.55%	1.55%	1.47%	1.55%	1.41%
Expenses net of all reductions, if any	1.55%	1.55%	1.47%	1.55%	1.41%
Net investment income (loss)	(.45)%	(.40)%	.18%	(.58)%	(.68)% C
Supplemental Data
Net assets, end of period (000 omitted)	$27,086	$23,754	$17,748	$16,273	$22,618
Portfolio turnover rate H	71%	47%	39%	42%	58%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$15.62	$13.47	$20.04	$15.46
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.17)	(.06)	(.17)	(.22) C
Net realized and unrealized gain (loss)	4.07	6.21	2.21	(4.57)	4.80
Total from investment operations	3.88	6.04	2.15	(4.74)	4.58
Distributions from net realized gain	(1.83)	(1.26)	-	(1.83)	-
Total distributions	(1.83)	(1.26)	-	(1.83)	-
Net asset value, end of period	$22.45	$20.40	$15.62	$13.47	$20.04
Total Return D,E	20.26%	41.03%	15.96%	(25.94)%	29.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.13%	2.08%	2.01%	2.08%	1.92%
Expenses net of fee waivers, if any	2.05%	2.05%	2.01%	2.05%	1.92%
Expenses net of all reductions, if any	2.05%	2.05%	2.01%	2.05%	1.92%
Net investment income (loss)	(.95)%	(.90)%	(.36)%	(1.07)%	(1.19)% C
Supplemental Data
Net assets, end of period (000 omitted)	$7,139	$6,464	$4,192	$4,907	$8,044
Portfolio turnover rate H	71%	47%	39%	42%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.08	$20.99	$17.89	$25.75	$19.65
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	.16	-	(.02) C
Net realized and unrealized gain (loss)	5.75	8.45	2.94	(6.03)	6.12
Total from investment operations	5.76	8.49	3.10	(6.03)	6.10
Distributions from net investment income	-	(.13)	-	-	-
Distributions from net realized gain	(1.83)	(1.27)	-	(1.83)	-
Total distributions	(1.83)	(1.40)	-	(1.83)	-
Net asset value, end of period	$32.01	$28.08	$20.99	$17.89	$25.75
Total Return D	21.48%	42.47%	17.33%	(25.14)%	31.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.06%	1.01%	.88%	.97%	.82%
Expenses net of fee waivers, if any	1.05%	1.00%	.88%	.96%	.82%
Expenses net of all reductions, if any	1.05%	1.00%	.88%	.96%	.82%
Net investment income (loss)	.05%	.14%	.76%	.01%	(.09)% C
Supplemental Data
Net assets, end of period (000 omitted)	$75,972	$58,849	$45,342	$32,058	$49,146
Portfolio turnover rate G	71%	47%	39%	42%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,616,486
Gross unrealized depreciation	(413,029)
Net unrealized appreciation (depreciation)	$64,203,457
Tax Cost	$96,377,883

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$14,462,692
Net unrealized appreciation (depreciation) on securities and other investments	$64,167,334

The Fund intends to elect to defer to its next fiscal year $218,182 of ordinary losses recognized during the period January 1, 2025 to October 31, 2025.

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$-	$ 425,657
Long-term Capital Gains	10,270,655	6,444,126
Total	$10,270,655	$ 6,869,783

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	100,736,929	114,893,863
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.87
Class I	.80

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Global Capital Appreciation Fund	MSCI All Country World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	131,326	2,494
Class M	.25%	.25%	122,772	121
Class C	.75%	.25%	78,437	23,588
			332,535	26,203

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,759
Class M	1,056
Class CA	185
15,000

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	410

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Capital Appreciation Fund	5,096,367	2,356,045	1,365,438
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	203
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Global Capital Appreciation Fund	49	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	37,786
Class M	1.55%	17,419
Class C	2.05%	6,557
Class I	1.05%	3,879
		65,641

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $350.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$3,678,544	$2,253,708
Class M	1,793,510	1,218,995
Class C	900,720	351,095
Class I	3,897,881	3,045,985
Total	$10,270,655	$6,869,783
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	264,790	580,194	$6,910,848	$13,581,623
Reinvestment of distributions	140,669	110,134	3,615,183	2,200,473
Shares redeemed	(467,332)	(338,218)	(11,813,672)	(7,868,280)
Net increase (decrease)	(61,873)	352,110	$(1,287,641)	$7,913,816
Class M
Shares sold	59,065	74,061	$1,411,740	$1,615,042
Reinvestment of distributions	75,247	65,309	1,789,366	1,216,704
Shares redeemed	(118,596)	(130,727)	(2,780,197)	(2,882,762)
Net increase (decrease)	15,716	8,643	$420,909	$(51,016)
Class C
Shares sold	236,012	110,150	$4,981,612	$2,044,519
Reinvestment of distributions	45,577	22,230	900,600	351,017
Shares redeemed	(280,537)	(83,851)	(5,268,406)	(1,589,146)
Net increase (decrease)	1,052	48,529	$613,806	$806,390
Class I
Shares sold	443,880	714,022	$12,313,128	$18,371,174
Reinvestment of distributions	131,334	134,331	3,669,472	2,893,489
Shares redeemed	(297,925)	(913,085)	(8,407,217)	(24,947,530)
Net increase (decrease)	277,289	(64,732)	$7,575,383	$(3,682,867)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Global Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Global Capital Appreciation Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31,2025 $15,897,059, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Global Capital Appreciation Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, the total expense ratio of Class I would not be above the total peer group competitive median for 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its asset-sized peer group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, and 1.05% through February 28, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.728713.126
AGLO-ANN-1225
Fidelity Advisor® Focused Emerging Markets Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Focused Emerging Markets Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
BRAZIL - 3.1%
Financials - 1.0%
Banks - 1.0%
Itau Unibanco Holding SA	13,367,598	97,996,833
Materials - 2.1%
Metals & Mining - 2.1%
Gerdau SA ADR	28,463,973	99,339,266
Vale SA ADR	8,439,120	102,028,961
		201,368,227
TOTAL BRAZIL		299,365,060
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	2,814,718	103,165,691
CHINA - 29.5%
Communication Services - 8.3%
Interactive Media & Services - 8.3%
Tencent Holdings Ltd	9,914,140	805,303,411
Consumer Discretionary - 10.2%
Automobiles - 1.2%
BYD Co Ltd H Shares	9,254,700	119,814,276
Broadline Retail - 5.0%
Alibaba Group Holding Ltd ADR	1,346,382	229,463,884
PDD Holdings Inc Class A ADR (a)	1,848,617	249,322,976
		478,786,860
Diversified Consumer Services - 0.9%
TAL Education Group Class A ADR (a)	7,090,441	86,928,807
Hotels, Restaurants & Leisure - 2.0%
Meituan B Shares (a)(b)(c)	10,935,145	143,936,635
Shangri-La Asia Ltd	61,170,494	38,179,652
		182,116,287
Household Durables - 1.1%
Haier Smart Home Co Ltd A Shares (China)	29,430,925	110,861,143
TOTAL CONSUMER DISCRETIONARY		978,507,373

Financials - 5.5%
Banks - 2.0%
China Construction Bank Corp H Shares	194,076,407	192,143,736
Insurance - 3.5%
China Life Insurance Co Ltd H Shares	81,496,518	257,162,572
PICC Property & Casualty Co Ltd H Shares	36,687,785	86,684,692
		343,847,264
TOTAL FINANCIALS		535,991,000

Health Care - 2.0%
Life Sciences Tools & Services - 1.2%
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	8,174,608	114,247,052
Pharmaceuticals - 0.8%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	17,821,330	81,738,384
TOTAL HEALTH CARE		195,985,436

Industrials - 3.5%
Ground Transportation - 1.1%
Full Truck Alliance Co Ltd ADR	8,216,189	106,810,457
Machinery - 2.4%
Shenzhen Inovance Technology Co Ltd A Shares (China)	21,286,574	230,319,929
TOTAL INDUSTRIALS		337,130,386

TOTAL CHINA		2,852,917,606
GREECE - 3.2%
Financials - 3.2%
Banks - 3.2%
Eurobank Ergasias Services and Holdings SA	33,451,462	125,831,153
National Bank of Greece SA	12,660,206	185,985,064

TOTAL GREECE		311,816,217
HUNGARY - 2.4%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	1,539,150	146,804,803
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	2,838,751	87,497,502
TOTAL HUNGARY		234,302,305
INDIA - 8.3%
Financials - 3.5%
Banks - 3.5%
HDFC Bank Ltd/Gandhinagar	17,379,092	193,301,161
ICICI Bank Ltd	9,306,800	141,032,476
		334,333,637
Industrials - 2.3%
Construction & Engineering - 2.3%
Larsen & Toubro Ltd	4,836,645	219,636,482
Information Technology - 1.2%
IT Services - 1.2%
Tata Consultancy Services Ltd	3,521,100	121,303,710
Materials - 1.3%
Construction Materials - 1.3%
JK Cement Ltd	1,825,700	127,808,256
TOTAL INDIA		803,082,085
INDONESIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	196,277,061	100,492,289
KOREA (SOUTH) - 11.2%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Hyundai Mobis Co Ltd	571,080	126,262,038
Industrials - 1.2%
Aerospace & Defense - 1.2%
Korea Aerospace Industries Ltd	1,657,650	119,922,904
Information Technology - 8.7%
Technology Hardware, Storage & Peripherals - 8.7%
Samsung Electronics Co Ltd	11,205,881	842,836,298
TOTAL KOREA (SOUTH)		1,089,021,240
MALAYSIA - 1.4%
Financials - 1.4%
Banks - 1.4%
CIMB Group Holdings Bhd	80,522,200	140,356,270
MEXICO - 7.4%
Communication Services - 2.2%
Wireless Telecommunication Services - 2.2%
America Movil SAB de CV ADR (d)	9,519,500	216,759,015
Consumer Staples - 4.6%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	1,227,042	115,783,683
Consumer Staples Distribution & Retail - 3.4%
Wal-Mart de Mexico SAB de CV Series V	98,116,730	324,371,158
TOTAL CONSUMER STAPLES		440,154,841

Financials - 0.6%
Banks - 0.6%
Grupo Financiero Banorte SAB de CV	6,442,948	60,637,267
TOTAL MEXICO		717,551,123
PERU - 2.1%
Financials - 2.1%
Banks - 2.1%
Credicorp Ltd	784,178	204,670,458
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(e)	782,000	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(e)	3,242,100	32
TOTAL RUSSIA		40
SAUDI ARABIA - 2.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (b)(c)	6,824,455	47,130,465
Financials - 1.6%
Banks - 1.6%
Al Rajhi Bank	5,677,100	160,005,725
TOTAL SAUDI ARABIA		207,136,190
SOUTH AFRICA - 4.0%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	13,734,909	136,996,557
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	21,403,023	101,512,362
Materials - 1.6%
Metals & Mining - 1.6%
Impala Platinum Holdings Ltd	14,156,954	151,719,888
TOTAL SOUTH AFRICA		390,228,807
TAIWAN - 15.5%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Eclat Textile Co Ltd	9,542,000	127,265,937
Industrials - 0.9%
Machinery - 0.9%
Hiwin Technologies Corp	11,697,660	84,944,669
Information Technology - 13.3%
Electronic Equipment, Instruments & Components - 1.6%
Yageo Corp	19,147,920	154,910,393
Semiconductors & Semiconductor Equipment - 11.7%
MediaTek Inc	5,488,000	233,585,028
Taiwan Semiconductor Manufacturing Co Ltd	18,625,554	899,643,125
		1,133,228,153
TOTAL INFORMATION TECHNOLOGY		1,288,138,546

TOTAL TAIWAN		1,500,349,152
TURKEY - 1.7%
Financials - 0.9%
Banks - 0.9%
Yapi ve Kredi Bankasi AS (a)	114,667,000	91,615,808
Industrials - 0.8%
Electrical Equipment - 0.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	32,913,969	76,857,178
TOTAL TURKEY		168,472,986
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	150,024,200	142,551,480
UNITED KINGDOM - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
Anglogold Ashanti Plc (d)	2,780,600	189,080,800
TOTAL COMMON STOCKS (Cost $6,770,979,162)		9,454,559,799

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	283,411,826	283,468,508
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	54,728,727	54,734,200
TOTAL MONEY MARKET FUNDS (Cost $338,202,708)			338,202,708

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $7,109,181,870)	9,792,762,507
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(82,286,204)
NET ASSETS - 100.0%	9,710,476,303

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $387,052,536 or 4.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $387,052,536 or 4.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	159,696,342	4,057,316,895	3,933,554,119	6,335,919	9,390	-	283,468,508	283,411,826	0.5%
Fidelity Securities Lending Cash Central Fund	98,704,412	1,399,415,253	1,443,385,465	1,155,217	-	-	54,734,200	54,728,727	0.2%
Total	258,400,754	5,456,732,148	5,376,939,584	7,491,136	9,390	-	338,202,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,159,058,983	353,755,572	805,303,411	-
Consumer Discretionary	1,232,035,348	1,088,098,713	143,936,635	-
Consumer Staples	440,154,841	440,154,841	-	-
Energy	189,681,953	189,681,945	-	8
Financials	2,286,232,701	1,726,733,015	559,499,654	32
Health Care	283,482,938	283,482,938	-	-
Industrials	838,491,619	838,491,619	-	-
Information Technology	2,252,278,554	1,352,635,429	899,643,125	-
Materials	773,142,862	621,422,974	151,719,888	-

Money Market Funds	338,202,708	338,202,708	-	-
Total Investments in Securities:	9,792,762,507	7,232,659,754	2,560,102,713	40
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $66,366,918) - See accompanying schedule:
Unaffiliated issuers (cost $6,770,979,162)	$9,454,559,799
Fidelity Central Funds (cost $338,202,708)	338,202,708

Total Investment in Securities (cost $7,109,181,870)		$9,792,762,507
Foreign currency held at value (cost $3,094,299)		3,093,414
Receivable for fund shares sold		10,251,347
Dividends receivable		7,575,374
Distributions receivable from Fidelity Central Funds		684,384
Prepaid expenses		8,834
Other receivables		2,976,932
Total assets		9,817,352,792
Liabilities
Payable for investments purchased	$24,928,597
Payable for fund shares redeemed	5,257,662
Accrued management fee	6,624,571
Distribution and service plan fees payable	73,430
Deferred taxes	14,182,912
Other payables and accrued expenses	1,075,117
Collateral on securities loaned	54,734,200
Total liabilities		106,876,489
Net Assets		$9,710,476,303
Net Assets consist of:
Paid in capital		$7,103,421,761
Total accumulated earnings (loss)		2,607,054,542
Net Assets		$9,710,476,303

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($200,098,790 ÷ 4,750,597 shares)(a)		$42.12
Maximum offering price per share (100/94.25 of $42.12)		$44.69
Class M :
Net Asset Value and redemption price per share ($39,028,148 ÷ 940,562 shares)(a)		$41.49
Maximum offering price per share (100/96.50 of $41.49)		$42.99
Class C :
Net Asset Value and offering price per share ($19,257,616 ÷ 494,294 shares)(a)		$38.96
Class I :
Net Asset Value, offering price and redemption price per share ($5,834,793,900 ÷ 137,996,461 shares)		$42.28
Class Z :
Net Asset Value, offering price and redemption price per share ($3,617,297,849 ÷ 85,702,898 shares)		$42.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$212,537,095
Income from Fidelity Central Funds (including $1,155,217 from security lending)		7,491,136
Income before foreign taxes withheld		$220,028,231
Less foreign taxes withheld		(20,107,964)
Total income		199,920,267
Expenses
Management fee	$62,829,846
Distribution and service plan fees	776,749
Custodian fees and expenses	1,775,822
Independent trustees' fees and expenses	27,284
Registration fees	581,672
Audit fees	95,511
Legal	7,537
Interest	55,336
Miscellaneous	77,599
Total expenses before reductions	66,227,356
Expense reductions	(2,624)
Total expenses after reductions		66,224,732
Net Investment income (loss)		133,695,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,862,202)	103,493,130
Fidelity Central Funds	9,390
Foreign currency transactions	(2,704,010)
Total net realized gain (loss)		100,798,510
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,938,100)	2,037,233,981
Assets and liabilities in foreign currencies	(18,539)
Total change in net unrealized appreciation (depreciation)		2,037,215,442
Net gain (loss)		2,138,013,952
Net increase (decrease) in net assets resulting from operations		$2,271,709,487
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,695,535	$73,483,711
Net realized gain (loss)	100,798,510	33,833,603
Change in net unrealized appreciation (depreciation)	2,037,215,442	950,874,743
Net increase (decrease) in net assets resulting from operations	2,271,709,487	1,058,192,057
Distributions to shareholders	(70,243,035)	(63,079,567)

Share transactions - net increase (decrease)	1,720,978,698	1,094,846,532
Total increase (decrease) in net assets	3,922,445,150	2,089,959,022

Net Assets
Beginning of period	5,788,031,153	3,698,072,131
End of period	$9,710,476,303	$5,788,031,153

Financial Highlights
Fidelity Advisor® Focused Emerging Markets Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.37	$25.58	$22.89	$36.01	$30.73
Income from Investment Operations
Net investment income (loss) A,B	.52	.40	.47 C	.59	.31
Net realized and unrealized gain (loss)	9.46	6.75	2.42	(12.07)	5.64
Total from investment operations	9.98	7.15	2.89	(11.48)	5.95
Distributions from net investment income	(.23)	(.36)	(.20)	(.52)	(.05)
Distributions from net realized gain	-	-	-	(1.12)	(.62)
Total distributions	(.23)	(.36)	(.20)	(1.64)	(.67)
Net asset value, end of period	$42.12	$32.37	$25.58	$22.89	$36.01
Total Return D,E	31.06%	28.20%	12.59%	(33.30)%	19.43%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.17%	1.20%	1.33%	1.34%	1.32%
Expenses net of fee waivers, if any	1.17%	1.20%	1.33%	1.34%	1.32%
Expenses net of all reductions, if any	1.17%	1.20%	1.33%	1.34%	1.32%
Net investment income (loss)	1.49%	1.34%	1.72% C	1.99%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$200,099	$155,871	$130,156	$117,404	$191,955
Portfolio turnover rate H	58 % I	46%	33%	63%	51%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.98	$25.26	$22.60	$35.56	$30.36
Income from Investment Operations
Net investment income (loss) A,B	.42	.32	.39 C	.50	.20
Net realized and unrealized gain (loss)	9.33	6.68	2.40	(11.94)	5.58
Total from investment operations	9.75	7.00	2.79	(11.44)	5.78
Distributions from net investment income	(.24)	(.28)	(.13)	(.41)	-
Distributions from net realized gain	-	-	-	(1.12)	(.58)
Total distributions	(.24)	(.28)	(.13)	(1.52) D	(.58)
Net asset value, end of period	$41.49	$31.98	$25.26	$22.60	$35.56
Total Return E,F	30.71%	27.90%	12.30%	(33.50)%	19.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.42%	1.44%	1.60%	1.62%	1.61%
Expenses net of fee waivers, if any	1.42%	1.43%	1.60%	1.62%	1.60%
Expenses net of all reductions, if any	1.42%	1.43%	1.59%	1.62%	1.60%
Net investment income (loss)	1.24%	1.10%	1.45% C	1.71%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$39,028	$32,971	$29,402	$28,497	$48,494
Portfolio turnover rate I	58 % J	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.98	$23.69	$21.21	$33.42	$28.57
Income from Investment Operations
Net investment income (loss) A,B	.24	.17	.24 C	.33	.01
Net realized and unrealized gain (loss)	8.77	6.26	2.24	(11.21)	5.27
Total from investment operations	9.01	6.43	2.48	(10.88)	5.28
Distributions from net investment income	(.03)	(.14)	-	(.21)	-
Distributions from net realized gain	-	-	-	(1.12)	(.43)
Total distributions	(.03)	(.14)	-	(1.33)	(.43)
Net asset value, end of period	$38.96	$29.98	$23.69	$21.21	$33.42
Total Return D,E	30.09%	27.25%	11.69%	(33.82)%	18.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.92%	1.93%	2.10%	2.12%	2.11%
Expenses net of fee waivers, if any	1.92%	1.93%	2.10%	2.12%	2.11%
Expenses net of all reductions, if any	1.92%	1.93%	2.10%	2.12%	2.11%
Net investment income (loss)	.74%	.61%	.95% C	1.21%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$19,258	$19,447	$19,041	$19,733	$37,777
Portfolio turnover rate H	58 % I	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .60%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.55	$25.75	$23.06	$36.27	$30.94
Income from Investment Operations
Net investment income (loss) A,B	.61	.48	.56 C	.66	.42
Net realized and unrealized gain (loss)	9.49	6.78	2.43	(12.12)	5.67
Total from investment operations	10.10	7.26	2.99	(11.46)	6.09
Distributions from net investment income	(.37)	(.46)	(.30)	(.63)	(.15)
Distributions from net realized gain	-	-	-	(1.12)	(.62)
Total distributions	(.37)	(.46)	(.30)	(1.75)	(.76) D
Net asset value, end of period	$42.28	$32.55	$25.75	$23.06	$36.27
Total Return E	31.39%	28.53%	12.92%	(33.08)%	19.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.96%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	.91%	.95%	1.01%	1.03%	1.03%
Expenses net of all reductions, if any	.91%	.95%	1.01%	1.03%	1.03%
Net investment income (loss)	1.75%	1.58%	2.04% C	2.31%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$5,834,794	$3,373,539	$2,063,159	$696,741	$660,307
Portfolio turnover rate H	58 % I	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.69%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.51	$25.71	$23.01	$36.21	$30.89
Income from Investment Operations
Net investment income (loss) A,B	.65	.52	.59 C	.71	.47
Net realized and unrealized gain (loss)	9.47	6.76	2.44	(12.11)	5.66
Total from investment operations	10.12	7.28	3.03	(11.40)	6.13
Distributions from net investment income	(.42)	(.48)	(.33)	(.68)	(.20)
Distributions from net realized gain	-	-	-	(1.12)	(.62)
Total distributions	(.42)	(.48)	(.33)	(1.80)	(.81) D
Net asset value, end of period	$42.21	$32.51	$25.71	$23.01	$36.21
Total Return E	31.54%	28.69%	13.10%	(33.01)%	19.94%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.80%	.83%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.80%	.82%	.88%	.90%	.90%
Expenses net of all reductions, if any	.80%	.82%	.88%	.90%	.90%
Net investment income (loss)	1.86%	1.71%	2.16% C	2.43%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$3,617,298	$2,206,202	$1,456,314	$856,213	$1,127,699
Portfolio turnover rate H	58 % I	46%	33%	63%	51%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.81%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Effective the close of business on March 31, 2025, new positions in the Fund may no longer be opened with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,875,950,514
Gross unrealized depreciation	(305,273,166)
Net unrealized appreciation (depreciation)	$2,570,677,348
Tax Cost	$7,222,085,159

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$117,973,026
Capital loss carryforward	$(67,239,380)
Net unrealized appreciation (depreciation) on securities and other investments	$2,570,503,809

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(67,239,380)
Long-term	(-)
Total capital loss carryforward	$(67,239,380)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$70,243,035	$ 63,079,567

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	5,930,396,099	4,238,023,505

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Advisor Focused Emerging Markets Fund	677,548	22,000,000
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.98
Class C	.98
Class I	.95
Class Z	.83

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.89
Class C	.88
Class I	.88
Class Z	.77

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	416,698	4,822
Class M	.25%	.25%	180,731	761
Class C	.75%	.25%	179,320	16,406
			776,749	21,989

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12,580
Class M	1,417
Class CA	169
14,166

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	34,201

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Focused Emerging Markets Fund	Borrower	43,426,700	4.59%	55,336

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Focused Emerging Markets Fund	173,786,577	108,238,066	19,776,745

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	3,363
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	9,558
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Focused Emerging Markets Fund	122,446	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	14,740,227
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,624.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$1,075,878	$1,789,296
Class M	286,229	312,730
Class C	20,142	108,628
Class I	38,797,356	36,223,237
Class Z	30,063,430	24,645,676
Total	$70,243,035	$63,079,567
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	1,285,825	1,883,136	$44,315,219	$53,501,106
Reinvestment of distributions	32,931	64,490	1,049,197	1,745,982
Shares redeemed	(1,383,334)	(2,220,913)	(48,147,604)	(66,776,382)
Net increase (decrease)	(64,578)	(273,287)	$(2,783,188)	$(11,529,294)
Class M
Shares sold	272,028	55,108	$8,870,955	$1,622,702
Reinvestment of distributions	8,855	11,291	278,570	302,725
Shares redeemed	(371,345)	(199,270)	(11,690,769)	(5,740,822)
Net increase (decrease)	(90,462)	(132,871)	$(2,541,244)	$(3,815,395)
Class C
Shares sold	45,548	77,449	$1,407,202	$2,145,140
Reinvestment of distributions	667	4,219	19,780	106,700
Shares redeemed	(200,511)	(236,770)	(6,316,818)	(6,482,078)
Net increase (decrease)	(154,296)	(155,102)	$(4,889,836)	$(4,230,238)
Class I
Shares sold	75,809,381	47,240,845	$2,586,132,482	$1,423,685,697
Reinvestment of distributions	1,070,182	1,180,312	34,160,198	32,052,946
Shares redeemed	(42,510,297)	(24,916,196)	(1,467,328,823)	(732,811,436)
Net increase (decrease)	34,369,266	23,504,961	$1,152,963,857	$722,927,207
Class Z
Shares sold	43,574,721	37,027,090	$1,437,529,198	$1,135,617,648
Reinvestment of distributions	400,949	360,193	12,762,198	9,755,940
Shares redeemed	(26,135,392)	(26,176,147)	(872,062,287)	(753,879,336)
Net increase (decrease)	17,840,278	11,211,136	$578,229,109	$391,494,252
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Focused Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Focused Emerging Markets Fund (the "Fund"), a fund of Fidelity Advisor Series VIII, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $4,825,427 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class C	Class M	Class I	Class Z
Fidelity Advisor Focused Emerging Markets Fund
December 13, 2024	100%	100%	100%	97.61%	89.29%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Focused Emerging Markets Fund
Class A	12/16/24	$0.3658	$0.1564
Class C	12/16/24	$0.1778	$0.1564
Class M	12/16/24	$0.3704	$0.1564
Class I	12/16/24	$0.4959	$0.1564
Class Z	12/16/24	$0.5422	$0.1564

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Focused Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.809299.121
FAEM-ANN-1225
Fidelity Advisor® Emerging Asia Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Emerging Asia Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
CHINA - 38.7%
Communication Services - 8.2%
Interactive Media & Services - 8.2%
Tencent Holdings Ltd	589,124	47,853,225
Consumer Discretionary - 7.8%
Broadline Retail - 7.8%
Alibaba Group Holding Ltd	1,006,761	21,422,615
PDD Holdings Inc Class A ADR (a)	177,484	23,937,267
		45,359,882
Textiles, Apparel & Luxury Goods - 0.0%
Laopu Gold Co Ltd H Shares	1,800	158,560
TOTAL CONSUMER DISCRETIONARY		45,518,442

Consumer Staples - 0.9%
Beverages - 0.9%
Eastroc Beverage Group Co Ltd A Shares (China)	138,000	5,428,949
Financials - 3.5%
Insurance - 3.5%
People's Insurance Co Group of China Ltd/The H Shares	9,217,800	8,280,012
PICC Property & Casualty Co Ltd H Shares	5,186,000	12,253,310
		20,533,322
Health Care - 6.8%
Health Care Equipment & Supplies - 4.1%
AK Medical Holdings Ltd (b)(c)	6,810,094	5,144,456
APT Medical Inc A Shares (China)	131,500	5,099,334
Double Medical Technology Inc A Shares (China)	94,600	665,100
MicroTech Medical Hangzhou Co Ltd H Shares (a)(b)(c)	401,762	345,377
Peijia Medical Ltd (a)(b)(c)	3,066,901	2,368,096
Shandong Weigao Group Medical Polymer Co Ltd H Shares	6,308,400	4,408,261
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	31,364	448,995
Zylox-Tonbridge Medical Technology Co Ltd H Shares (b)(c)	1,864,216	5,676,220
		24,155,839
Health Care Providers & Services - 0.1%
Kindstar Globalgene Technology Inc (b)(c)	2,289,960	389,000
Life Sciences Tools & Services - 2.6%
WuXi XDC Cayman Inc (a)	1,544,108	14,923,334
TOTAL HEALTH CARE		39,468,173

Industrials - 4.5%
Electrical Equipment - 3.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	103,480	5,652,334
Sieyuan Electric Co Ltd A Shares (China)	215,400	3,975,158
Sungrow Power Supply Co Ltd A Shares (China)	442,800	11,808,166
		21,435,658
Machinery - 0.8%
Shenzhen Inovance Technology Co Ltd A Shares (China)	5,200	56,263
Yangzijiang Shipbuildling (Holdings) Ltd	1,649,400	4,460,578
		4,516,841
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (a)	9	1
TOTAL INDUSTRIALS		25,952,500

Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	184,000	7,222,053
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	151,400	4,186,718
Flat Glass Group Co Ltd A Shares (China)	1,693,652	4,404,628
GCL Technology Holdings Ltd (a)	27,400,000	4,795,542
Piotech Inc A Shares (China)	179,300	7,683,494
		28,292,435
Materials - 2.1%
Metals & Mining - 2.1%
Zijin Mining Group Co Ltd A Shares (China)	2,859,476	12,253,634
TOTAL CHINA		225,300,680
HONG KONG - 4.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	4,950,292	203,859
Financials - 3.3%
Capital Markets - 2.3%
Futu Holdings Ltd Class A ADR	27,200	5,413,888
Hong Kong Exchanges & Clearing Ltd	142,554	7,771,120
		13,185,008
Insurance - 1.0%
AIA Group Ltd	587,041	5,712,341
TOTAL FINANCIALS		18,897,349

Industrials - 0.7%
Air Freight & Logistics - 0.7%
J&T Global Express Ltd B Shares (a)	3,377,846	4,333,943
TOTAL HONG KONG		23,435,151
INDIA - 16.4%
Communication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Bharti Airtel Ltd	448,700	10,385,334
Consumer Discretionary - 4.5%
Automobiles - 1.4%
Mahindra & Mahindra Ltd	209,600	8,234,294
Hotels, Restaurants & Leisure - 3.1%
Eternal Ltd (a)	2,459,531	8,804,326
MakeMyTrip Ltd (a)(d)	102,674	8,213,920
Travel Food Services Ltd	72,098	1,070,931
		18,089,177
Household Durables - 0.0%
LG Electronics India Ltd	760	14,244
TOTAL CONSUMER DISCRETIONARY		26,337,715

Financials - 8.4%
Banks - 2.2%
HDFC Bank Ltd/Gandhinagar	1,154,956	12,846,144
Capital Markets - 2.5%
360 ONE WAM Ltd	707,443	8,613,008
HDFC Asset Management Co Ltd (b)(c)	94,234	5,710,412
		14,323,420
Consumer Finance - 3.7%
Bajaj Finance Ltd	954,507	11,213,428
Shriram Finance Ltd	1,211,061	10,217,581
		21,431,009
TOTAL FINANCIALS		48,600,573

Industrials - 1.7%
Aerospace & Defense - 0.9%
Hindustan Aeronautics Ltd (b)	102,334	5,395,174
Air Freight & Logistics - 0.8%
Delhivery Ltd (a)	889,346	4,668,403
TOTAL INDUSTRIALS		10,063,577

TOTAL INDIA		95,387,199
INDONESIA - 2.2%
Financials - 2.2%
Banks - 2.2%
Bank Rakyat Indonesia Persero Tbk PT	29,688,100	7,101,995
Bank Syariah Indonesia Tbk PT	37,661,585	5,774,927

TOTAL INDONESIA		12,876,922
KOREA (SOUTH) - 11.5%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Kakao Corp	222,775	10,146,966
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Kia Corp	72,670	6,096,254
Industrials - 2.2%
Aerospace & Defense - 0.9%
Korea Aerospace Industries Ltd	78,283	5,663,394
Industrial Conglomerates - 1.3%
SK Square Co Ltd (a)	40,100	7,294,684
TOTAL INDUSTRIALS		12,958,078

Information Technology - 6.6%
Semiconductors & Semiconductor Equipment - 4.3%
SK Hynix Inc	62,945	24,618,512
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd	173,765	13,069,517
TOTAL INFORMATION TECHNOLOGY		37,688,029

TOTAL KOREA (SOUTH)		66,889,327
PHILIPPINES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
International Container Terminal Services Inc	698,000	6,301,195
SINGAPORE - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Sea Ltd Class A ADR (a)	63,274	9,886,563
SOUTH AFRICA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	46,500	3,265,977
TAIWAN - 19.1%
Information Technology - 19.1%
Electronic Equipment, Instruments & Components - 2.5%
Chroma ATE Inc	145,000	3,858,438
Elite Material Co Ltd	111,000	4,904,802
Unimicron Technology Corp	1,063,000	5,646,907
		14,410,147
Semiconductors & Semiconductor Equipment - 15.6%
MediaTek Inc	208,000	8,853,077
Taiwan Semiconductor Manufacturing Co Ltd	1,318,393	63,680,425
Taiwan Semiconductor Manufacturing Co Ltd ADR	61,488	18,472,840
		91,006,342
Technology Hardware, Storage & Peripherals - 1.0%
Asia Vital Components Co Ltd	130,000	6,018,909
TOTAL TAIWAN		111,435,398
UNITED STATES - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp (a)(e)(f)	6,000	1,272,000
TOTAL COMMON STOCKS (Cost $373,522,772)		556,050,412

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (a)(e)(f)	11,980	3,098,028
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(f)	56,711	453,121
TOTAL CHINA		3,551,149
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (e)(f)	145,320	223,793
Meesho Series E (e)(f)	24,180	37,237
Meesho Series F (e)(f)	22,830	35,158

TOTAL INDIA		296,188
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,297,317)		3,847,337

Non-Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
KOREA (SOUTH) - 2.4%
Information Technology - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co Ltd (Cost $11,688,739)	237,096	14,000,883

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	26,074,378	26,079,593
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	4,447,769	4,448,214
TOTAL MONEY MARKET FUNDS (Cost $30,527,807)			30,527,807

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $418,036,635)	604,426,439
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(21,529,753)
NET ASSETS - 100.0%	582,896,686

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $25,028,735 or 4.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,633,561 or 3.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,119,337 or 0.9% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	805,474

Meesho Series D-2	7/15/2024	135,632

Meesho Series E	7/15/2024	22,568

Meesho Series F	7/15/2024	20,944

Space Exploration Technologies Corp	2/16/2021	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,590,074	250,948,026	230,459,080	418,712	573	-	26,079,593	26,074,378	0.0%
Fidelity Securities Lending Cash Central Fund	25,479,124	177,019,443	198,050,353	360,957	-	-	4,448,214	4,447,769	0.0%
Total	31,069,198	427,967,469	428,509,433	779,669	573	-	30,527,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	68,589,384	20,736,159	47,853,225	-
Consumer Discretionary	91,104,951	66,416,359	24,688,592	-
Consumer Staples	5,428,949	5,428,949	-	-
Financials	100,908,166	88,093,830	12,814,336	-
Health Care	39,468,173	39,468,173	-	-
Industrials	60,881,293	59,609,293	-	1,272,000
Information Technology	177,415,862	113,735,437	63,680,425	-
Materials	12,253,634	12,253,634	-	-

Convertible Preferred Stocks
Communication Services	3,098,028	-	-	3,098,028
Consumer Discretionary	296,188	-	-	296,188
Health Care	453,121	-	-	453,121

Non-Convertible Preferred Stocks
Information Technology	14,000,883	14,000,883	-	-

Money Market Funds	30,527,807	30,527,807	-	-
Total Investments in Securities:	604,426,439	450,270,524	149,036,578	5,119,337
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $4,296,000) - See accompanying schedule:
Unaffiliated issuers (cost $387,508,828)	$573,898,632
Fidelity Central Funds (cost $30,527,807)	30,527,807

Total Investment in Securities (cost $418,036,635)		$604,426,439
Foreign currency held at value (cost $179,727)		179,011
Receivable for investments sold		1,657,103
Receivable for fund shares sold		243,526
Dividends receivable		157,672
Distributions receivable from Fidelity Central Funds		113,116
Prepaid expenses		538
Other receivables		162,039
Total assets		606,939,444
Liabilities
Payable for investments purchased	$14,768,967
Payable for fund shares redeemed	193,523
Accrued management fee	405,663
Distribution and service plan fees payable	64,411
Deferred taxes	4,068,199
Other payables and accrued expenses	98,320
Collateral on securities loaned	4,443,675
Total liabilities		24,042,758
Net Assets		$582,896,686
Net Assets consist of:
Paid in capital		$472,528,101
Total accumulated earnings (loss)		110,368,585
Net Assets		$582,896,686

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($180,663,932 ÷ 2,798,003 shares)(a)		$64.57
Maximum offering price per share (100/94.25 of $64.57)		$68.51
Class M :
Net Asset Value and redemption price per share ($46,941,388 ÷ 765,189 shares)(a)		$61.35
Maximum offering price per share (100/96.50 of $61.35)		$63.58
Class C :
Net Asset Value and offering price per share ($9,300,883 ÷ 171,293 shares)(a)		$54.30
Class I :
Net Asset Value, offering price and redemption price per share ($253,047,167 ÷ 3,721,651 shares)		$67.99
Class Z :
Net Asset Value, offering price and redemption price per share ($92,943,316 ÷ 1,364,135 shares)		$68.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$4,720,680
Income from Fidelity Central Funds (including $360,957 from security lending)		779,669
Income before foreign taxes withheld		$5,500,349
Less foreign taxes withheld		(617,605)
Total income		4,882,744
Expenses
Management fee	$4,001,957
Distribution and service plan fees	662,904
Custodian fees and expenses	146,071
Independent trustees' fees and expenses	1,804
Registration fees	95,319
Audit fees	112,429
Legal	2,143
Interest	6,250
Miscellaneous	6,951
Total expenses		5,035,828
Net Investment income (loss)		(153,084)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,367,397)	96,486,124
Fidelity Central Funds	573
Foreign currency transactions	(339,149)
Total net realized gain (loss)		96,147,548
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $253,795)	55,947,170
Assets and liabilities in foreign currencies	(13,097)
Total change in net unrealized appreciation (depreciation)		55,934,073
Net gain (loss)		152,081,621
Net increase (decrease) in net assets resulting from operations		$151,928,537
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(153,084)	$400,374
Net realized gain (loss)	96,147,548	17,645,019
Change in net unrealized appreciation (depreciation)	55,934,073	105,857,871
Net increase (decrease) in net assets resulting from operations	151,928,537	123,903,264
Share transactions - net increase (decrease)	(14,817,643)	(60,857,038)
Total increase (decrease) in net assets	137,110,894	63,046,226

Net Assets
Beginning of period	445,785,792	382,739,566
End of period	$582,896,686	$445,785,792

Financial Highlights
Fidelity Advisor® Emerging Asia Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.74	$34.91	$29.31	$61.78	$56.33
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.02)	(.10)	(.25)	(.40) C
Net realized and unrealized gain (loss)	16.92	12.85	5.70	(25.86)	10.17
Total from investment operations	16.83	12.83	5.60	(26.11)	9.77
Distributions from net realized gain	-	-	-	(6.36)	(4.32)
Total distributions	-	-	-	(6.36)	(4.32)
Net asset value, end of period	$64.57	$47.74	$34.91	$29.31	$61.78
Total Return D,E	35.25%	36.75%	19.11%	(46.56)%	17.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20%	1.24%	1.28%	1.25%	1.20%
Expenses net of fee waivers, if any	1.20%	1.24%	1.27%	1.25%	1.20%
Expenses net of all reductions, if any	1.20%	1.24%	1.27%	1.25%	1.20%
Net investment income (loss)	(.18)%	(.04)%	(.28)%	(.61)%	(.61)% C
Supplemental Data
Net assets, end of period (000 omitted)	$180,664	$145,193	$122,142	$115,657	$271,275
Portfolio turnover rate H	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.47	$33.33	$28.07	$59.60	$54.51
Income from Investment Operations
Net investment income (loss) A,B	(.21)	(.12)	(.19)	(.34)	(.55) C
Net realized and unrealized gain (loss)	16.09	12.26	5.45	(24.83)	9.87
Total from investment operations	15.88	12.14	5.26	(25.17)	9.32
Distributions from net realized gain	-	-	-	(6.36)	(4.23)
Total distributions	-	-	-	(6.36)	(4.23)
Net asset value, end of period	$61.35	$45.47	$33.33	$28.07	$59.60
Total Return D,E	34.92%	36.42%	18.74%	(46.70)%	17.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.45%	1.49%	1.55%	1.52%	1.45%
Expenses net of fee waivers, if any	1.45%	1.49%	1.55%	1.52%	1.45%
Expenses net of all reductions, if any	1.45%	1.49%	1.54%	1.52%	1.45%
Net investment income (loss)	(.43)%	(.29)%	(.55)%	(.88)%	(.87)% C
Supplemental Data
Net assets, end of period (000 omitted)	$46,941	$37,386	$30,814	$27,239	$60,893
Portfolio turnover rate H	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.44	$29.79	$25.21	$54.45	$50.22
Income from Investment Operations
Net investment income (loss) A,B	(.40)	(.27)	(.31)	(.48)	(.80) C
Net realized and unrealized gain (loss)	14.26	10.92	4.89	(22.40)	9.10
Total from investment operations	13.86	10.65	4.58	(22.88)	8.30
Distributions from net realized gain	-	-	-	(6.36)	(4.07)
Total distributions	-	-	-	(6.36)	(4.07)
Net asset value, end of period	$54.30	$40.44	$29.79	$25.21	$54.45
Total Return D,E	34.27%	35.75%	18.17%	(46.94)%	16.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.95%	1.97%	2.01%	1.99%	1.96%
Expenses net of fee waivers, if any	1.95%	1.97%	2.01%	1.99%	1.96%
Expenses net of all reductions, if any	1.95%	1.97%	2.01%	1.99%	1.96%
Net investment income (loss)	(.92)%	(.77)%	(1.02)%	(1.35)%	(1.37)% C
Supplemental Data
Net assets, end of period (000 omitted)	$9,301	$9,501	$8,864	$9,087	$26,377
Portfolio turnover rate H	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.13	$36.56	$30.61	$64.13	$58.29
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	- C	(.14)	(.24) D
Net realized and unrealized gain (loss)	17.81	13.47	5.95	(26.95)	10.53
Total from investment operations	17.86	13.57	5.95	(27.09)	10.29
Distributions from net investment income	-	-	-	(.07)	-
Distributions from net realized gain	-	-	-	(6.36)	(4.45)
Total distributions	-	-	-	(6.43)	(4.45)
Net asset value, end of period	$67.99	$50.13	$36.56	$30.61	$64.13
Total Return E	35.63%	37.12%	19.44%	(46.41)%	17.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93%	.96%	.99%	.97%	.94%
Expenses net of fee waivers, if any	.93%	.95%	.99%	.97%	.94%
Expenses net of all reductions, if any	.93%	.95%	.99%	.97%	.94%
Net investment income (loss)	.09%	.24%	-% B	(.33)%	(.36)% D
Supplemental Data
Net assets, end of period (000 omitted)	$253,047	$170,909	$152,325	$143,659	$472,553
Portfolio turnover rate H	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.17	$36.53	$30.55	$64.10	$58.22
Income from Investment Operations
Net investment income (loss) A,B	.13	.16	.05	(.08)	(.15) C
Net realized and unrealized gain (loss)	17.83	13.48	5.93	(26.89)	10.50
Total from investment operations	17.96	13.64	5.98	(26.97)	10.35
Distributions from net investment income	-	-	-	(.22)	-
Distributions from net realized gain	-	-	-	(6.36)	(4.47)
Total distributions	-	-	-	(6.58)	(4.47)
Net asset value, end of period	$68.13	$50.17	$36.53	$30.55	$64.10
Total Return D	35.80%	37.34%	19.57%	(46.34)%	17.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80%	.83%	.86%	.84%	.81%
Expenses net of fee waivers, if any	.80%	.82%	.85%	.84%	.81%
Expenses net of all reductions, if any	.80%	.82%	.85%	.84%	.81%
Net investment income (loss)	.23%	.37%	.14%	(.20)%	(.22)% C
Supplemental Data
Net assets, end of period (000 omitted)	$92,943	$82,797	$68,594	$73,190	$264,327
Portfolio turnover rate G	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$189,374,017
Gross unrealized depreciation	(10,565,797)
Net unrealized appreciation (depreciation)	$178,808,220
Tax Cost	$425,618,219

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(64,265,784)
Net unrealized appreciation (depreciation) on securities and other investments	$178,702,566

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(51,654,868)
Long-term	(12,610,916)
Total capital loss carryforward	$(64,265,784)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$-	$-
Long-term Capital Gains	-	-
Total	$-	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	500,059,734	526,703,595
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	379,319	3,264
Class M	.25%	.25%	195,134	1,853
Class C	.75%	.25%	88,451	7,899
			662,904	13,016

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	14,845
Class M	1,194
Class CA	66
16,105

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Emerging Asia Fund	2,041

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Emerging Asia Fund	Borrower	6,745,429	4.77%	6,250

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Emerging Asia Fund	23,641,526	31,252,309	13,164,042
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Emerging Asia Fund	626
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Emerging Asia Fund	37,786	-	-
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	164,093	191,381	$8,770,177	$7,914,072
Shares redeemed	(407,566)	(649,067)	(21,165,144)	(26,255,484)
Net increase (decrease)	(243,473)	(457,686)	$(12,394,967)	$(18,341,412)
Class M
Shares sold	53,368	38,179	$2,773,947	$1,502,781
Shares redeemed	(110,427)	(140,440)	(5,424,707)	(5,379,693)
Net increase (decrease)	(57,059)	(102,261)	$(2,650,760)	$(3,876,912)
Class C
Shares sold	21,176	26,601	$929,207	$903,320
Shares redeemed	(84,799)	(89,219)	(3,754,799)	(3,063,176)
Net increase (decrease)	(63,623)	(62,618)	$(2,825,592)	$(2,159,856)
Class I
Shares sold	1,542,615	1,139,290	$83,376,015	$52,290,478
Shares redeemed	(1,230,090)	(1,896,959)	(66,422,373)	(79,983,582)
Net increase (decrease)	312,525	(757,669)	$16,953,642	$(27,693,104)
Class Z
Shares sold	319,869	340,063	$17,585,093	$15,181,622
Shares redeemed	(606,157)	(567,266)	(31,485,059)	(23,967,376)
Net increase (decrease)	(286,288)	(227,203)	$(13,899,966)	$(8,785,754)
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Emerging Asia Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Emerging Asia Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Emerging Asia Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.703376.128
AEA-ANN-1225
Fidelity Advisor® Diversified International Fund

Annual Report
October 31, 2025
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Diversified International Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	237,975	9,864,041
BELGIUM - 1.8%
Financials - 1.2%
Banks - 1.2%
KBC Group NV	157,100	18,877,728
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	40,158	10,299,106
TOTAL BELGIUM		29,176,834
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (a)	800	1,861,808
CANADA - 4.0%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Dollarama Inc	62,000	8,059,050
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cameco Corp	37,484	3,830,849
Canadian Natural Resources Ltd	379,002	12,124,929
Imperial Oil Ltd (b)	141,974	12,557,039
MEG Energy Corp	123,469	2,612,783
		31,125,600
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	12,500	4,306,000
Software - 0.5%
Constellation Software Inc/Canada	2,948	7,758,229
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	7,474	0
		7,758,229
TOTAL INFORMATION TECHNOLOGY		12,064,229

Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	73,489	13,727,413
TOTAL CANADA		64,976,292
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	308,600	11,310,878
CHINA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Prosus NV Class N	311,900	21,545,527
Industrials - 0.0%
Machinery - 0.0%
Airtac International Group	23,000	680,778
TOTAL CHINA		22,226,305
DENMARK - 1.9%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	135,797	6,685,519
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	103,700	22,007,810
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	49,400	2,952,281
TOTAL DENMARK		31,645,610
FRANCE - 7.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	304,300	4,867,698
Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	27,756	19,618,584
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	69,400	6,129,175
Financials - 0.9%
Capital Markets - 0.2%
Amundi SA (d)(e)	54,342	4,027,579
Insurance - 0.7%
AXA SA	247,117	10,722,014
TOTAL FINANCIALS		14,749,593

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	44,185	16,160,038
Industrials - 3.0%
Aerospace & Defense - 2.2%
Airbus SE	21,000	5,177,994
Safran SA	57,558	20,451,424
Thales SA	32,893	9,379,535
		35,008,953
Electrical Equipment - 0.8%
Legrand SA	74,841	12,924,120
TOTAL INDUSTRIALS		47,933,073

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	15,121	2,326,297
Materials - 1.0%
Chemicals - 1.0%
Air Liquide SA	86,518	16,744,600
TOTAL FRANCE		128,529,058
GERMANY - 12.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	286,401	8,871,324
Financials - 4.8%
Banks - 0.5%
Commerzbank AG	223,200	8,106,624
Capital Markets - 0.9%
Deutsche Boerse AG	58,568	14,831,771
Insurance - 3.4%
Allianz SE	70,690	28,406,202
Hannover Rueck SE	38,436	10,960,625
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,382	15,703,690
		55,070,517
TOTAL FINANCIALS		78,008,912

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	319,000	18,392,121
Industrials - 2.7%
Aerospace & Defense - 0.7%
Rheinmetall AG	5,504	10,794,632
Electrical Equipment - 0.9%
Siemens Energy AG (a)	118,200	14,725,986
Industrial Conglomerates - 1.1%
Siemens AG	65,580	18,585,197
TOTAL INDUSTRIALS		44,105,815

Information Technology - 2.1%
Software - 2.1%
SAP SE	131,574	34,218,782
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	66,800	15,671,526
TOTAL GERMANY		199,268,480
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	1,528,382	14,872,283
Prudential PLC	769,300	10,699,494

TOTAL HONG KONG		25,571,777
INDIA - 0.6%
Financials - 0.6%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar	734,600	8,170,682
Capital Markets - 0.1%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(d)(e)	110,824	1,884,008
TOTAL INDIA		10,054,690
INDONESIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	5,445,269	2,787,934
IRELAND - 0.6%
Industrials - 0.6%
Building Products - 0.6%
Kingspan Group PLC	129,811	9,710,770
ITALY - 4.2%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	248,000	6,111,627
Consumer Staples - 0.6%
Beverages - 0.6%
Coca-Cola HBC AG	205,900	9,342,753
Financials - 2.4%
Banks - 2.4%
FinecoBank Banca Fineco SpA	439,767	10,041,638
Intesa Sanpaolo SpA	506,800	3,266,501
UniCredit SpA	342,336	25,348,849
		38,656,988
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	50,100	2,974,010
Industrials - 0.7%
Machinery - 0.2%
Interpump Group SpA	61,800	3,184,149
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	131,858	8,238,488
TOTAL INDUSTRIALS		11,422,637

TOTAL ITALY		68,508,015
JAPAN - 18.8%
Communication Services - 1.4%
Entertainment - 1.3%
Capcom Co Ltd	157,750	4,119,344
Nintendo Co Ltd	206,500	17,612,364
		21,731,708
Media - 0.1%
CyberAgent Inc	181,800	1,813,163
TOTAL COMMUNICATION SERVICES		23,544,871

Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Fast Retailing Co Ltd	21,116	7,752,106
Consumer Staples - 0.2%
Food Products - 0.2%
Ajinomoto Co Inc	116,100	3,294,435
Kotobuki Spirits Co Ltd	19,500	233,896
		3,528,331
Financials - 2.8%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	665,130	18,007,603
Financial Services - 0.5%
ORIX Corp	365,971	8,952,400
Insurance - 1.2%
Tokio Marine Holdings Inc	500,771	18,675,352
TOTAL FINANCIALS		45,635,355

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	132,485	21,565,026
Industrials - 8.0%
Industrial Conglomerates - 2.9%
Hitachi Ltd	1,378,240	47,560,057
Machinery - 3.4%
Ebara Corp	359,900	9,647,310
Hoshizaki Corp	22,800	803,347
Japan Steel Works Ltd/The	96,200	6,329,687
Kawasaki Heavy Industries Ltd	85,500	6,879,502
Mitsubishi Heavy Industries Ltd	929,818	28,070,913
SMC Corp	4,800	1,643,148
		53,373,907
Professional Services - 0.3%
BayCurrent Inc	119,359	5,471,879
Trading Companies & Distributors - 1.4%
ITOCHU Corp	367,215	21,280,885
Marubeni Corp	64,300	1,585,491
		22,866,376
TOTAL INDUSTRIALS		129,272,219

Information Technology - 3.6%
IT Services - 0.8%
Fujitsu Ltd	491,153	12,799,671
Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp	177,400	26,564,910
Renesas Electronics Corp	1,128,544	13,937,037
		40,501,947
Software - 0.0%
Money Forward Inc (a)	13,400	391,279
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	205,614	4,765,452
TOTAL INFORMATION TECHNOLOGY		58,458,349

Materials - 1.0%
Chemicals - 1.0%
Nippon Paint Holdings Co Ltd	345,300	2,201,397
Nissan Chemical Corp	93,800	3,175,359
Shin-Etsu Chemical Co Ltd	377,854	11,357,892
		16,734,648
TOTAL JAPAN		306,490,905
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	50,360	19,696,374
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	143,570	10,798,438
TOTAL KOREA (SOUTH)		30,494,812
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (d)(e)	141,761	2,367,678
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV ADR	181,300	1,840,195
NETHERLANDS - 3.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV	19,700	1,525,416
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	5,795	4,743,019
Industrials - 0.5%
Professional Services - 0.5%
Wolters Kluwer NV	62,939	7,708,080
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
ASM International NV	10,000	6,477,893
ASML Holding NV depository receipt	27,150	28,758,095
BE Semiconductor Industries NV	32,945	5,604,970
		40,840,958
TOTAL NETHERLANDS		54,817,473
PORTUGAL - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	62,800	1,617,113
SINGAPORE - 1.1%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (a)	30,900	4,828,125
Financials - 0.8%
Banks - 0.8%
DBS Group Holdings Ltd	324,100	13,428,636
TOTAL SINGAPORE		18,256,761
SPAIN - 3.8%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Industria de Diseno Textil SA (b)	80,170	4,426,341
Financials - 3.6%
Banks - 3.6%
Banco Santander SA	3,288,605	33,455,929
CaixaBank SA	2,325,822	24,583,352
		58,039,281
TOTAL SPAIN		62,465,622
SWEDEN - 2.7%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	525,891	17,356,714
Industrials - 0.9%
Machinery - 0.9%
Atlas Copco AB A Shares	464,000	7,774,814
Epiroc AB A Shares	162,800	3,447,842
Indutrade AB	123,971	3,314,506
		14,537,162
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Hexagon AB B Shares	921,600	11,233,954
Software - 0.0%
Kry International Ab (a)(c)(f)	15,457	324,617
TOTAL INFORMATION TECHNOLOGY		11,558,571

TOTAL SWEDEN		43,452,447
SWITZERLAND - 1.3%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	74,624	14,761,053
Financials - 0.4%
Capital Markets - 0.2%
Partners Group Holding AG	2,429	2,965,206
Insurance - 0.2%
Zurich Insurance Group AG	4,450	3,094,848
TOTAL FINANCIALS		6,060,054

TOTAL SWITZERLAND		20,821,107
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	117,267	35,230,525
UNITED KINGDOM - 15.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc (a)	92,183	1,489,539
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	425,558	14,085,902
InterContinental Hotels Group PLC	99,378	11,987,698
		26,073,600
Leisure Products - 0.3%
Games Workshop Group PLC	19,728	4,128,526
TOTAL CONSUMER DISCRETIONARY		30,202,126

Consumer Staples - 1.0%
Tobacco - 1.0%
British American Tobacco PLC	331,000	16,952,347
Financials - 6.1%
Banks - 3.9%
HSBC Holdings PLC	311,500	4,360,829
Lloyds Banking Group PLC	24,222,200	28,400,277
NatWest Group PLC	3,422,100	26,345,095
Starling Bank Ltd (c)	1,191,700	3,663,355
		62,769,556
Capital Markets - 1.9%
3i Group PLC	356,381	20,623,989
London Stock Exchange Group PLC	81,755	10,188,829
		30,812,818
Insurance - 0.3%
Admiral Group PLC	72,900	3,137,384
Aviva PLC	261,700	2,298,615
		5,435,999
TOTAL FINANCIALS		99,018,373

Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
Convatec Group PLC (d)(e)	2,672,200	8,572,566
Pharmaceuticals - 1.1%
Astrazeneca PLC	109,789	18,109,548
TOTAL HEALTH CARE		26,682,114

Industrials - 4.4%
Aerospace & Defense - 3.0%
BAE Systems PLC	572,993	14,114,816
Rolls-Royce Holdings PLC	2,307,138	35,504,108
		49,618,924
Professional Services - 1.1%
Intertek Group PLC	59,400	3,952,411
RELX PLC (Netherlands)	299,772	13,206,241
		17,158,652
Trading Companies & Distributors - 0.3%
RS GROUP PLC	595,292	4,352,025
TOTAL INDUSTRIALS		71,129,601

TOTAL UNITED KINGDOM		245,474,100
UNITED STATES - 7.9%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (a)	8,600	5,635,752
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Shell PLC	558,901	20,952,877
Financials - 0.3%
Financial Services - 0.3%
Mastercard Inc Class A	9,244	5,102,595
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Alcon AG	110,074	8,179,466
Industrials - 2.3%
Electrical Equipment - 1.6%
Schneider Electric SE	89,319	25,449,657
Professional Services - 0.3%
Experian PLC	108,090	5,041,880
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc (United Kingdom)	27,997	6,892,508
TOTAL INDUSTRIALS		37,384,045

Materials - 3.2%
Chemicals - 0.7%
Linde PLC	27,242	11,395,329
Construction Materials - 2.5%
Amrize Ltd	92,619	4,773,950
CRH PLC (United Kingdom)	174,247	20,565,120
Holcim AG	162,639	14,458,808
James Hardie Industries PLC depository receipt (a)	44,160	930,672
		40,728,550
TOTAL MATERIALS		52,123,879

TOTAL UNITED STATES		129,378,614
TOTAL COMMON STOCKS (Cost $973,246,991)		1,568,199,844

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (c)(f)	70	777,757
Valsoft Corp Series A-1.3 (c)(f)	25	277,771
Valsoft Corp Series A-1.4 (c)(f)	32	355,546

TOTAL CANADA		1,411,074
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(c)(f)	10,541	2,345,574
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(c)(f)	372,910	5,261,760
Wasabi Holdings Inc Series D (a)(c)(f)	39,419	815,973

TOTAL UNITED STATES		6,077,733
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,839,338)		9,834,381

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	36,592,209	36,599,527
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	17,081,284	17,082,992
TOTAL MONEY MARKET FUNDS (Cost $53,682,167)			53,682,519

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,035,768,496)	1,631,716,744
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,328,520)
NET ASSETS - 100.0%	1,629,388,224

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,851,831 or 1.0% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,851,831 or 1.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,158,998 or 0.6% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	2,738,515

Kry International Ab	5/14/2021 - 10/30/2024	1,022,024

Valsoft Corp Series A-1.2	3/14/2025	819,960

Valsoft Corp Series A-1.3	3/17/2025	248,172

Valsoft Corp Series A-1.4	3/17/2025	421,167

Wasabi Holdings Inc Series C	3/31/2021	4,051,518

Wasabi Holdings Inc Series D	9/9/2022	560,006

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,826,310	309,063,866	311,290,282	1,918,191	(367)	-	36,599,527	36,592,209	0.1%
Fidelity Securities Lending Cash Central Fund	7,977,214	181,658,994	172,553,216	60,479	-	-	17,082,992	17,081,284	0.1%
Total	46,803,524	490,722,860	483,843,498	1,978,670	(367)	-	53,682,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	44,409,184	8,938,454	35,470,730	-
Consumer Discretionary	129,030,388	60,825,045	68,205,343	-
Consumer Staples	39,095,135	14,488,197	24,606,938	-
Energy	52,078,477	31,125,600	20,952,877	-
Financials	435,716,308	142,181,641	289,871,312	3,663,355
Health Care	115,680,419	86,142,333	29,538,086	-
Industrials	395,891,990	197,048,398	198,843,592	-
Information Technology	225,192,523	119,021,803	105,846,103	324,617
Materials	131,105,420	72,872,594	58,232,826	-

Convertible Preferred Stocks
Information Technology	9,834,381	-	-	9,834,381

Money Market Funds	53,682,519	53,682,519	-	-
Total Investments in Securities:	1,631,716,744	786,326,584	831,567,807	13,822,353
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $15,860,861) - See accompanying schedule:
Unaffiliated issuers (cost $982,086,329)	$1,578,034,225
Fidelity Central Funds (cost $53,682,167)	53,682,519

Total Investment in Securities (cost $1,035,768,496)		$1,631,716,744
Foreign currency held at value (cost $317,300)		313,562
Receivable for investments sold		10,854,373
Receivable for fund shares sold		599,298
Dividends receivable		2,563,953
Reclaims receivable		5,520,160
Distributions receivable from Fidelity Central Funds		190,332
Prepaid expenses		1,681
Other receivables		40,504
Total assets		1,651,800,607
Liabilities
Payable to custodian bank	$161,314
Payable for investments purchased	1,134,829
Payable for fund shares redeemed	901,409
Accrued management fee	1,079,149
Distribution and service plan fees payable	185,834
Deferred taxes	1,789,718
Other payables and accrued expenses	77,138
Collateral on securities loaned	17,082,992
Total liabilities		22,412,383
Net Assets		$1,629,388,224
Net Assets consist of:
Paid in capital		$855,666,906
Total accumulated earnings (loss)		773,721,318
Net Assets		$1,629,388,224

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($541,812,746 ÷ 17,553,718 shares)(a)		$30.87
Maximum offering price per share (100/94.25 of $30.87)		$32.75
Class M :
Net Asset Value and redemption price per share ($144,907,002 ÷ 4,764,328 shares)(a)		$30.41
Maximum offering price per share (100/96.50 of $30.41)		$31.51
Class C :
Net Asset Value and offering price per share ($16,039,812 ÷ 556,066 shares)(a)		$28.85
Class I :
Net Asset Value, offering price and redemption price per share ($576,125,021 ÷ 18,200,099 shares)		$31.66
Class Z :
Net Asset Value, offering price and redemption price per share ($350,503,643 ÷ 11,091,508 shares)		$31.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$29,823,435
Income from Fidelity Central Funds (including $60,479 from security lending)		1,978,670
Income before foreign taxes withheld		$31,802,105
Less foreign taxes withheld		(1,436,708)
Total income		30,365,397
Expenses
Management fee	$11,930,815
Distribution and service plan fees	2,073,643
Custodian fees and expenses	88,342
Independent trustees' fees and expenses	5,763
Registration fees	112,422
Audit fees	104,715
Legal	3,148
Miscellaneous	15,197
Total expenses		14,334,045
Net Investment income (loss)		16,031,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $784,959)	179,103,002
Fidelity Central Funds	(367)
Foreign currency transactions	(49,422)
Total net realized gain (loss)		179,053,213
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $491,403)	90,978,023
Assets and liabilities in foreign currencies	296,784
Total change in net unrealized appreciation (depreciation)		91,274,807
Net gain (loss)		270,328,020
Net increase (decrease) in net assets resulting from operations		$286,359,372
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,031,352	$13,784,216
Net realized gain (loss)	179,053,213	110,666,017
Change in net unrealized appreciation (depreciation)	91,274,807	188,295,758
Net increase (decrease) in net assets resulting from operations	286,359,372	312,745,991
Distributions to shareholders	(80,749,855)	(58,941,242)

Share transactions - net increase (decrease)	19,737,274	(159,236,199)
Total increase (decrease) in net assets	225,346,791	94,568,550

Net Assets
Beginning of period	1,404,041,433	1,309,472,883
End of period	$1,629,388,224	$1,404,041,433

Financial Highlights
Fidelity Advisor® Diversified International Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.05	$22.68	$20.71	$32.52	$25.10
Income from Investment Operations
Net investment income (loss) A,B	.26	.21	.23	.16	.09
Net realized and unrealized gain (loss)	5.11	5.17	2.16	(8.81)	7.33
Total from investment operations	5.37	5.38	2.39	(8.65)	7.42
Distributions from net investment income	(.41)	(.31)	(.02)	(.31)	-
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(1.55)	(1.01) C	(.42)	(3.16)	-
Net asset value, end of period	$30.87	$27.05	$22.68	$20.71	$32.52
Total Return D,E	21.01%	24.35%	11.55%	(29.28)%	29.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.11%	1.14%	1.18%	1.16%	1.16%
Expenses net of fee waivers, if any	1.11%	1.14%	1.17%	1.16%	1.15%
Expenses net of all reductions, if any	1.11%	1.14%	1.17%	1.16%	1.15%
Net investment income (loss)	.95%	.81%	.98%	.65%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$541,813	$480,646	$420,844	$400,266	$621,221
Portfolio turnover rate H	46%	33% I	23% I	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.67	$22.37	$20.47	$32.17	$24.90
Income from Investment Operations
Net investment income (loss) A,B	.19	.14	.17	.10	.01
Net realized and unrealized gain (loss)	5.03	5.11	2.13	(8.72)	7.26
Total from investment operations	5.22	5.25	2.30	(8.62)	7.27
Distributions from net investment income	(.34)	(.24)	-	(.23)	-
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(1.48)	(.95)	(.40)	(3.08)	-
Net asset value, end of period	$30.41	$26.67	$22.37	$20.47	$32.17
Total Return C,D	20.70%	24.03%	11.24%	(29.46)%	29.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.36%	1.39%	1.44%	1.42%	1.41%
Expenses net of fee waivers, if any	1.36%	1.39%	1.43%	1.41%	1.41%
Expenses net of all reductions, if any	1.36%	1.39%	1.43%	1.41%	1.41%
Net investment income (loss)	.70%	.56%	.73%	.39%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$144,907	$132,129	$120,050	$117,565	$183,285
Portfolio turnover rate G	46%	33% H	23% H	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.35	$21.27	$19.58	$30.84	$23.99
Income from Investment Operations
Net investment income (loss) A,B	.05	.02	.04	(.04)	(.14)
Net realized and unrealized gain (loss)	4.79	4.86	2.05	(8.37)	6.99
Total from investment operations	4.84	4.88	2.09	(8.41)	6.85
Distributions from net investment income	(.20)	(.09)	-	-	-
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(1.34)	(.80)	(.40)	(2.85)	-
Net asset value, end of period	$28.85	$25.35	$21.27	$19.58	$30.84
Total Return C,D	20.11%	23.43%	10.67%	(29.88)%	28.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.86%	1.88%	1.99%	1.96%	1.95%
Expenses net of fee waivers, if any	1.86%	1.88%	1.98%	1.96%	1.95%
Expenses net of all reductions, if any	1.86%	1.88%	1.98%	1.96%	1.95%
Net investment income (loss)	.20%	.07%	.18%	(.16)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,040	$16,784	$18,165	$21,370	$39,465
Portfolio turnover rate G	46%	33% H	23% H	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.70	$23.20	$21.19	$33.20	$25.57
Income from Investment Operations
Net investment income (loss) A,B	.34	.28	.30	.23	.17
Net realized and unrealized gain (loss)	5.24	5.29	2.20	(9.00)	7.47
Total from investment operations	5.58	5.57	2.50	(8.77)	7.64
Distributions from net investment income	(.47)	(.36)	(.09)	(.39)	(.01)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(1.62) C	(1.07)	(.49)	(3.24)	(.01)
Net asset value, end of period	$31.66	$27.70	$23.20	$21.19	$33.20
Total Return D	21.32%	24.66%	11.80%	(29.09)%	29.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86%	.89%	.94%	.91%	.90%
Expenses net of fee waivers, if any	.86%	.89%	.93%	.91%	.90%
Expenses net of all reductions, if any	.86%	.89%	.93%	.91%	.90%
Net investment income (loss)	1.20%	1.06%	1.23%	.90%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$576,125	$497,901	$456,881	$457,292	$725,432
Portfolio turnover rate G	46%	33% H	23% H	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.66	$23.17	$21.18	$33.19	$25.55
Income from Investment Operations
Net investment income (loss) A,B	.38	.33	.34	.26	.22
Net realized and unrealized gain (loss)	5.21	5.27	2.19	(8.98)	7.46
Total from investment operations	5.59	5.60	2.53	(8.72)	7.68
Distributions from net investment income	(.51)	(.41)	(.14)	(.44)	(.04)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(1.65)	(1.11) C	(.54)	(3.29)	(.04)
Net asset value, end of period	$31.60	$27.66	$23.17	$21.18	$33.19
Total Return D	21.46%	24.86%	11.96%	(28.99)%	30.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.72%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.72%	.72%	.77%	.75%	.76%
Expenses net of all reductions, if any	.72%	.72%	.77%	.75%	.76%
Net investment income (loss)	1.34%	1.23%	1.39%	1.05%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$350,504	$276,581	$293,533	$289,878	$392,850
Portfolio turnover rate G	46%	33% H	23% H	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$592,583,559
Gross unrealized depreciation	(17,506,614)
Net unrealized appreciation (depreciation)	$575,076,945
Tax Cost	$1,056,639,799

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,564,377
Undistributed long-term capital gain	$177,673,180
Net unrealized appreciation (depreciation) on securities and other investments	$575,273,477

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$22,520,126	$ 19,151,557
Long-term Capital Gains	58,229,729	39,789,685
Total	$80,749,855	$ 58,941,242

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	648,728,863	699,385,044

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Diversified International Fund	3,978,384	-	-	48,796,342	107,774,419
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.86
Class C	.86
Class I	.86
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
Class I	.84
Class Z	.70

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,236,078	16,813
Class M	.25%	.25%	678,302	3,311
Class C	.75%	.25%	159,263	15,906
			2,073,643	36,030

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	33,627
Class M	3,792
Class CA	364
37,783

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified International Fund	1,150

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified International Fund	15,939,703	26,487,612	9,666,340
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Diversified International Fund	1,991
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified International Fund	6,418	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$27,160,473	$18,578,697
Class M	7,358,806	5,021,823
Class C	865,930	661,698
Class I	28,895,301	20,546,569
Class Z	16,469,345	14,132,455
Total	$80,749,855	$58,941,242
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Diversified International Fund
Class A
Shares sold	1,579,501	754,494	$44,729,210	$19,639,654
Reinvestment of distributions	974,130	731,423	25,005,924	17,371,290
Shares redeemed	(2,771,906)	(2,270,387)	(75,940,817)	(59,315,186)
Net increase (decrease)	(218,275)	(784,470)	$(6,205,683)	$(22,304,242)
Class M
Shares sold	342,801	158,888	$9,387,071	$4,075,303
Reinvestment of distributions	285,480	209,762	7,236,921	4,923,111
Shares redeemed	(817,924)	(780,233)	(22,220,622)	(20,124,425)
Net increase (decrease)	(189,643)	(411,583)	$(5,596,630)	$(11,126,011)
Class C
Shares sold	124,443	59,960	$3,237,431	$1,469,382
Reinvestment of distributions	35,192	28,372	849,899	635,808
Shares redeemed	(265,774)	(280,061)	(6,871,080)	(6,854,142)
Net increase (decrease)	(106,139)	(191,729)	$(2,783,750)	$(4,748,952)
Class I
Shares sold	5,318,176	2,385,971	$152,124,489	$63,789,812
Reinvestment of distributions	915,515	692,981	24,050,567	16,818,651
Shares redeemed	(6,010,302)	(4,794,224)	(172,699,996)	(127,428,483)
Net increase (decrease)	223,389	(1,715,272)	$3,475,060	$(46,820,020)
Class Z
Shares sold	2,860,076	2,708,076	$82,020,156	$72,751,267
Reinvestment of distributions	578,437	550,391	15,149,261	13,319,449
Shares redeemed	(2,348,075)	(5,924,055)	(66,321,140)	(160,307,690)
Net increase (decrease)	1,090,438	(2,665,588)	$30,848,277	$(74,236,974)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Diversified International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Diversified International Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $177,733,071, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,308,617 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 2%; Class M designates 3%; Class C designates 4%; Class I designates 2%; and Class Z designates 2%; of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%; Class M designates 100%; Class C designates 100%; Class I designates 99.46%; and Class Z designates 92.71%; of the dividend distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Class A	12/16/2024	$ 0.4366	$ 0.0618
Class M	12/16/2024	$ 0.3761	$ 0.0618
Class C	12/16/2024	$ 0.2401	$ 0.0618
Class I	12/16/2024	$ 0.4981	$ 0.0618
Class Z	12/16/2024	$ 0.5344	$ 0.0618

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Diversified International Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its asset-sized peer group median. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the total peer group competitive median for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.728709.126
ADIF-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025